UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017-4033
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, NY 10017-4033

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Investment Companies: 97.9%
657,413	American Capital Ltd. *	$9,216,930
637,639	Apollo Investment Corp.	3,232,830
871,279	Ares Capital Corp.	12,110,778
307,638	BlackRock Kelso Capital Corp.	2,688,756
560,212	Fifth Street Finance Corp.	3,215,617
672,841	FS Investment Corp. †	5,443,284
97,101	Gladstone Capital Corp. †	587,461
115,407	Gladstone Investment Corp.	837,855
126,383	Goldman Sachs BDC, Inc. †	2,255,937
195,580	Golub Capital BDC, Inc.	3,039,313
298,668	Hercules Technology Growth Capital, Inc. †	3,279,375
138,895	Main Street Capital Corp. †	4,012,677
209,232	New Mountain Finance Corp.	2,460,568
110,769	PennantPark Floating Rate Capital Ltd.	1,207,382
302,371	PennantPark Investment Corp.	1,605,590
984,163	Prospect Capital Corp. †	5,973,869
123,183	Solar Capital Ltd.	1,998,028
162,021	TCP Capital Corp. †	2,166,221
138,151	THL Credit, Inc.	1,340,065
236,160	TICC Capital Corp. †	1,176,077
138,083	Triangle Capital Corp. †	2,475,828
		70,324,441
Investment Management / Advisory Services: 2.2%
233,460	Medley Capital Corp. †	1,561,847
Total Common Stocks (Cost: $90,059,752)		71,886,288

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 17.3%
Repurchase Agreements: 17.3%
$2,953,249	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $2,953,333; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $3,012,314 including accrued interest)	2,953,249
2,953,249	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $2,953,343; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $3,012,314 including accrued interest)	2,953,249
473,200	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.31%, due 2/1/16, proceeds $473,212; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 1/1/28 to 1/1/46, valued at $482,666 including accrued interest)	473,200
148,374	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $148,378; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $151,342 including accrued interest)	148,374
2,953,249	Repurchase agreement dated 1/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, due 2/1/16, proceeds $2,953,333; (collateralized by various U.S. government and agency obligations, 0.00% to 7.60%, due 2/1/16 to 4/20/65, valued at $3,012,318 including accrued interest)	2,953,249
2,953,249	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $2,953,338; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $3,012,314 including accrued interest)	2,953,249
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $12,434,570)		12,434,570
Total Investments: 117.4% (Cost: $102,494,322)		84,320,858
Liabilities in excess of other assets: (17.4)%		(12,503,199)
NET ASSETS: 100.0%		$71,817,659

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,882,560.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$71,886,288

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$71,886,288	$—	$—	$71,886,288
Repurchase Agreements	—	12,434,570	—	12,434,570
Total	$71,886,288	$12,434,570	$—	$84,320,858

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 66.7%
Basic Materials: 6.1%
CNY	3,500,000	Hebei Iron & Steel Co. Ltd. 5.16%, 03/27/18	$552,642
	3,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/16 (p)	479,052
			1,031,694
Consumer, Non-cyclical: 3.9%
	3,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	467,641
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	186,480
			654,121
Diversified: 3.0%
	3,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/16 (p)	514,694
Energy: 10.7%
	4,000,000	China Longyuan Power Group Corp. Ltd. 4.80%, 02/09/17	619,416
	2,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	440,204
	4,000,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	635,937
	757,000	Pingdingshan Tianan Coal Mining Co. Ltd. 5.07%, 04/17/23	112,583
			1,808,140
Financial: 26.6%
	20,729,000	China Development Bank Corp. 5.84%, 01/03/19	3,444,395
	1,959,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	325,931
	4,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	731,075
			4,501,401
Industrial: 13.5%
	587,000	China Railway Corp. 4.63%, 08/25/21	94,750
	1,431,000	China Railway Group Ltd. 4.88%, 01/27/20	230,118
	2,000,000	CSR Corp. Ltd. 4.70%, 04/22/18	315,500
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	90,229
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	496,698
	2,000,000	5.70%, 04/23/19	325,854
	2,000,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	326,519
	2,567,500	XCMG Construction Machinery Co. Ltd. 4.89%, 10/26/17	401,761
			2,281,429
Utilities: 2.9%
	3,000,000	Datang International Power Generation Co. Ltd. 5.00%, 11/03/24	500,086
Total Corporate Bonds (Cost: $11,542,535)			11,291,565
GOVERNMENT OBLIGATIONS: 22.8%
		China Government Bond
	10,347,000	3.40%, 04/17/23	1,629,954
	442,000	4.11%, 05/15/25	74,079
	13,041,000	4.26%, 07/31/21	2,143,283
Total Government Obligations (Cost: $3,906,371)			3,847,316
Total Investments: 89.5% (Cost: $15,448,906)			15,138,881
Other assets less liabilities: 10.5%			1,785,408
NET ASSETS: 100.0%			$16,924,289

CNY	Chinese Yuan
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.8%	$1,031,694
Consumer, Non-cyclical	4.3	654,121
Diversified	3.4	514,694
Energy	12.0	1,808,140
Financial	29.7	4,501,401
Government	25.4	3,847,316
Industrial	15.1	2,281,429
Utilities	3.3	500,086
	100.0%	$15,138,881

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$11,291,565	$—	$11,291,565
Government Obligations*	—	3,847,316	—	3,847,316
Total	$—	$15,138,881	$—	$15,138,881

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 39.6%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$28,275
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	50,400
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	75,050
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	95,515
			170,565
Brazil: 2.4%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	130,350
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	102,790
EUR	100,000	Vale SA 4.38%, 03/24/18	103,366
			336,506
British Virgin Islands: 3.2%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	160,992
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	104,217
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 † Reg S	78,000
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	104,776
			447,985
Cayman Islands: 5.1%
	100,000	Alibaba Group Holding Ltd 3.60%, 08/28/24 (c)	96,734
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	103,760
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	102,534
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	116,478
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	100,250
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	96,439
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	110,430
			726,625
Chile: 0.9%
	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 † 144A	133,680

China / Hong Kong: 0.8%
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	115,298

Colombia: 1.5%
	102,000	Bancolombia SA 5.13%, 09/11/22	98,175
	90,000	Ecopetrol SA 5.88%, 09/18/23	79,398
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	32,451
			210,024
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	39,032
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	63,171
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,395
Indonesia: 0.4%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	63,454
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	52,226
Israel: 0.7%
USD	100,000	Israel Electric Corp Ltd. 5.00%, 11/12/24 Reg S 144A	101,625
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	101,148
Luxembourg: 2.9%
	100,000	EVRAZ Group SA 9.50%, 04/24/18 Reg S	103,648
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	202,635
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	101,858
			408,141
Malaysia: 0.9%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	127,073
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	121,688
USD	25,000	5.00%, 03/30/20	27,419
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	107,900
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	88,010
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	147,937
EUR	50,000	5.50%, 02/24/25 Reg S	57,053
USD	64,000	6.63%, 06/15/38	55,680
			605,687
Netherlands: 4.4%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	103,007
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	107,227
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	143,168
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	121,920
	77,000	6.75%, 01/27/41	48,776
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	93,500
			617,598
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	115,965

South Africa: 0.6%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	87,427
Turkey: 1.8%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	49,470
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	102,384
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	96,650
			248,504
United Arab Emirates: 2.3%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	110,429
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	95,525
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	116,953
			322,907
United Kingdom: 0.9%
	30,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c)	31,185
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 † Reg S	92,204
			123,389
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	85,750
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	110,067
			195,817
Venezuela: 0.5%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	38,815
	68,000	8.50%, 11/02/17 Reg S	28,213
	30,000	9.00%, 11/17/21 Reg S	10,118
			77,146
Total Corporate Bonds (Cost: $6,030,414)			5,601,063
GOVERNMENT OBLIGATIONS: 56.4%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	40,953
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	64,250
Brazil: 4.2%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	27,790
		Brazilian Government International Bonds
	88,000	4.88%, 01/22/21	84,260
	63,000	6.00%, 01/17/17 †	65,205
BRL	420,000	Letras do Tesouro Nacional
		15.50%, 01/01/19 ^	68,962
		Notas do Tesouro Nacional, Series F
	396,000	10.00%, 01/01/17	95,479
	102,000	10.00%, 01/01/19	22,474
	435,000	10.00%, 01/01/21	89,119
	425,000	10.00%, 01/01/23	81,949
	300,000	10.00%, 01/01/25	54,910
			590,148
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	109,397
Chile: 0.5%
		Chilean Government International Bonds
USD	50,000	3.88%, 08/05/20	53,375
CLP	9,000,000	5.50%, 08/05/20	12,956
			66,331
China / Hong Kong: 1.0%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	140,426
Colombia: 2.3%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	142,720
COP	607,000,000	7.75%, 04/14/21	186,017
			328,737
Croatia: 0.8%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	109,183
Czech Republic: 0.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	45,967
CZK	1,100,000	5.70%, 05/25/24 Reg S	63,363
			109,330
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	22,472
Hungary: 2.2%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	83,776
USD	100,000	6.38%, 03/29/21	113,525
HUF	26,920,000	7.50%, 11/12/20	116,205
			313,506
Indonesia: 4.4%
USD	192,000	Indonesian Government International Bonds 5.88%, 03/13/20 Reg S	211,116
		Indonesian Treasury Bonds
IDR	430,000,000	8.38%, 03/15/24	31,382
	1,743,000,000	8.38%, 09/15/26	127,021
	1,479,000,000	10.50%, 08/15/30	123,150
	1,682,000,000	11.00%, 11/15/20	134,561
			627,230
Israel: 2.3%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	169,487
	385,000	5.00%, 01/31/20	113,622
	135,000	5.50%, 02/28/17	36,112
			319,221
Lebanon: 1.1%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	150,990
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	59,250
Malaysia: 3.1%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	197,948
	670,000	3.89%, 03/15/27	157,597
	351,000	5.73%, 07/30/19	90,965
			446,510
Mexico: 5.2%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	78,155
	73,000	5.63%, 01/15/17	75,847
	102,000	6.05%, 01/11/40	110,160
MXN	1,460,100	7.50%, 06/03/27	88,421
	5,294,900	8.00%, 06/11/20	323,617
	800,000	10.00%, 12/05/24	56,393
			732,593
Nigeria: 0.8%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	110,718
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	86,229
Peru: 1.1%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	23,368
USD	62,000	7.35%, 07/21/25	77,965
PEN	200,000	7.84%, 08/12/20	60,584
			161,917
Philippines: 1.2%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	171,615
Poland: 4.2%
		Poland Government International Bonds
PLN	580,000	2.50%, 07/25/18	145,239
	150,000	3.25%, 07/25/25	37,610
	625,000	4.00%, 10/25/23	165,560
	450,000	5.75%, 04/25/29	138,655
USD	100,000	6.38%, 07/15/19	113,235
			600,299
Qatar: 0.8%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	110,092
Romania: 1.3%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	63,365
RON	450,000	5.90%, 07/26/17	115,264
			178,629
Russia: 2.9%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	45,177
	4,550,000	7.50%, 02/27/19	56,662
USD	29,750	7.50%, 03/31/30 (s) Reg S	35,737
RUB	10,080,000	8.15%, 02/03/27	118,794
USD	130,000	11.00%, 07/24/18 Reg S	152,934
			409,304
Serbia: 0.4%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	51,064
South Africa: 3.4%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20 †	81,003
ZAR	2,604,300	7.75%, 02/28/23	152,966
	1,331,400	8.25%, 09/15/17	84,030
	2,070,000	8.75%, 02/28/48	116,055
	790,000	10.50%, 12/21/26	54,073
			488,127
Thailand: 3.7%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	105,618
	8,863,000	3.63%, 06/16/23	272,482
	4,100,000	4.88%, 06/22/29	143,688
			521,788
Turkey: 4.7%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	102,423
TRY	488,600	7.10%, 03/08/23	137,018
USD	160,000	7.38%, 02/05/25	188,780
TRY	357,100	9.00%, 03/08/17	118,842
	370,000	10.68%, 01/15/20	125,479
			672,542
Ukraine: 0.6%
		Ukraine Government International Bonds
USD	20,000	0.00%, 05/31/40 (a) 144A	7,610
	83,401	7.75%, 09/01/20 144A	78,647
			86,257
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	78,348

Venezuela: 0.2%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	35,000
Total Government Obligations (Cost: $9,831,451)			7,992,456

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $74,506)
	74,506	Dreyfus Government Cash Management Fund	74,506

Total Investments Before Collateral for Securities Loaned: 96.5% (Cost: $15,936,371)			13,668,025

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.4%
Repurchase Agreements: 3.4%
USD	468,627	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $468,642; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $478,000 including accrued interest)	468,627
	5,644	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $5,644; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $5,757 including accrued interest)	5,644
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $474,271)			474,271
Total Investments: 99.9% (Cost: $16,410,642)			14,142,296
Other assets less liabilities: 0.1%			18,518
NET ASSETS: 100.0%			$14,160,814

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $467,389.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,665,511, or 11.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.8%	$657,381
Communications	5.1	700,923
Consumer, Non-cyclical	1.4	184,957
Diversified	1.7	226,908
Energy	12.4	1,697,774
Financial	9.5	1,295,707
Government	58.5	7,992,456
Industrial	0.6	85,750
Utilities	5.5	751,663
Money Market Fund	0.5	74,506
	100.0%	$13,668,025

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,601,063	$—	$5,601,063
Government Obligations*	—	7,992,456	—	7,992,456
Money Market Fund	74,506	—	—	74,506
Repurchase Agreements	—	474,271	—	474,271
Total	$74,506	$14,067,790	$—	$14,142,296

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 89.7%
Argentina: 2.6%
$450,000	Banco de Galicia y Buenos Aires SA 8.75%, 02/29/16 (c) 144A	$469,125
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	188,500
470,000	7.88%, 05/07/21 144A	442,975
400,000	Petrobras Argentina SA 5.88%, 05/15/17 144A	381,264
57,320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	58,323
	YPF SA
1,740,000	8.50%, 07/28/25 144A	1,627,987
1,735,000	8.75%, 04/04/24 144A	1,670,284
1,195,000	8.88%, 12/19/18 † 144A	1,221,887
		6,060,345
Austria: 0.7%
800,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	716,000
950,000	Sappi Papier Holding GmbH 6.63%, 04/15/16 (c) 144A	969,000
		1,685,000
Azerbaijan: 0.3%
700,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	587,650
Bangladesh: 0.2%
400,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	404,000
Barbados: 0.7%
1,640,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	1,650,250
Bermuda: 3.5%
645,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) 144A	590,322
	Digicel Group Ltd.
1,400,000	7.13%, 04/01/17 (c) 144A	1,050,700
1,835,000	8.25%, 09/30/16 (c) 144A	1,493,461
	Digicel Ltd.
2,325,000	6.00%, 04/15/16 (c) 144A	2,037,281
1,350,000	6.75%, 03/01/18 (c) 144A	1,167,750
450,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	415,620
550,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	341,000
300,000	Hopson Development Holdings Ltd. 9.88%, 01/16/17 (c) Reg S	308,386
	Inkia Energy Ltd.
300,000	8.38%, 04/04/16 (c) Reg S	288,000
350,000	8.38%, 04/04/16 (c) 144A	336,000
		8,028,520
Brazil: 5.4%
350,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	318,500
	Banco Bradesco SA
460,000	5.75%, 03/01/22 † 144A	434,700
940,000	5.90%, 01/16/21 † 144A	931,305
	Banco BTG Pactual SA
525,000	5.75%, 09/28/22 Reg S	375,375
75,000	5.75%, 09/28/22 144A	53,625
	Banco do Brasil SA
1,230,000	5.88%, 01/26/22 † 144A	1,068,870
1,070,000	8.50%, 10/20/20 (c) † 144A	850,864
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	317,000
50,000	7.38%, 02/02/22 144A	39,625
1,410,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 144A	1,321,875
400,000	Banco Pan SA 8.50%, 04/23/20 144A	318,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	430,335
1,120,000	Caixa Economica Federal 4.25%, 05/13/19 144A	1,023,344
	Centrais Eletricas Brasileiras SA
520,000	5.75%, 10/27/21 † 144A	400,140
585,000	6.88%, 07/30/19 144A	524,891
225,000	Hypermarcas SA 6.50%, 04/20/16 (c) 144A	228,938
	Itau Unibanco Holding SA
2,555,000	5.13%, 05/13/23 144A	2,240,735
1,000,000	5.75%, 01/22/21 144A	965,600
770,000	Oi SA 5.75%, 02/10/22 † 144A	342,650
720,000	Telemar Norte Leste SA 5.50%, 10/23/20 † 144A	392,400
		12,579,272
British Virgin Islands: 2.4%
600,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 † 144A	556,500
500,000	Central American Bottling Corp. 6.75%, 02/09/17 (c) 144A	509,375
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	860,700
400,000	Road King 2012 Ltd. 9.88%, 02/29/16 (c) † Reg S	417,344
450,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	453,597
500,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	485,000
1,100,000	Studio City Finance Ltd. 8.50%, 02/29/16 (c) † 144A	1,053,250
815,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) † Reg S	837,521
400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) Reg S	320,000
		5,493,287
Canada: 0.3%
	Pacific Exploration and Production Corp.
1,375,000	5.13%, 03/28/18 (c) 144A	171,188
1,905,000	5.38%, 01/26/17 (c) 144A	252,413
1,978,000	5.63%, 01/19/20 (c) 144A	254,489
		678,090
Cayman Islands: 13.1%
1,720,000	Agile Property Holdings Ltd. 8.88%, 02/29/16 (c) Reg S	1,745,800
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	501,750
820,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	699,252
700,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	665,000
600,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	615,123
500,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) 144A	497,500
600,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) Reg S	576,779
590,000	China Hongqiao Group Ltd. 7.63%, 06/26/17 † Reg S	575,859
600,000	China SCE Property Holdings Ltd. 11.50%, 02/04/16 (c) Reg S	633,753
400,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † Reg S	273,357
815,000	CIFI Holdings Group Co. Ltd. 8.88%, 01/27/17 (c) Reg S	845,383
1,125,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	905,625
	Country Garden Holdings Co. Ltd.
1,040,000	7.50%, 01/10/18 (c) 144A	1,066,353
1,300,000	7.50%, 03/09/18 (c) † Reg S	1,355,693
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	398,416
650,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	712,348
1,690,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	1,673,100
300,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) Reg S	295,125
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	408,674
1,205,000	Global A&T Electronics Ltd. 10.00%, 02/29/16 (c) 144A	888,687
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	172,000
	Greenland Hong Kong Holdings Ltd.
250,000	4.38%, 08/07/17 Reg S	250,161
200,000	4.75%, 10/18/16 † Reg S	201,750
750,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) Reg S	784,121
700,000	Guanay Finance Ltd. 6.00%, 12/15/20 144A	668,500
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	697,500
1,280,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	1,330,957
740,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	759,360
600,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	607,203
775,000	Marfrig Overseas Ltd. 9.50%, 02/29/16 (c) 144A	757,562
1,240,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) 144A	1,108,944
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	209,747
200,000	Mongolian Mining Corp. 8.88%, 02/29/16 (c) † Reg S	40,000
836,025	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) † 144A	309,329
758,710	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	170,710
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	443,082
810,000	Shelf Drilling Holdings Ltd. 8.63%, 02/29/16 (c) 144A	571,050
	Shimao Property Holdings Ltd.
1,080,000	6.63%, 01/14/17 (c) † Reg S	1,112,703
1,600,000	8.38%, 02/10/19 (c) † Reg S	1,699,139
400,000	Sunac China Holdings Ltd. 12.50%, 04/05/16 (c) Reg S	421,480
500,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	491,250
475,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	360,525
1,715,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) † 144A	1,500,625
500,000	Yuzhou Properties Co. Ltd. 8.63%, 01/24/17 (c) † Reg S	513,000
		30,514,275
Chile: 1.1%
710,000	AES Gener SA 8.38%, 06/18/19 (c) † 144A	697,575
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) † 144A	672,188
800,000	Latam Airlines Group SA 7.25%, 06/09/20 † 144A	708,000
500,000	Masisa SA 9.50%, 05/05/17 (c) 144A	447,500
		2,525,263
China / Hong Kong: 1.8%
	Bank of East Asia Ltd.
720,000	4.25%, 11/20/19 (c) Reg S	716,215
1,250,000	5.50%, 12/02/20 (c) Reg S	1,183,326
400,000	Chalieco Hong Kong Corp. Ltd. 6.88%, 02/28/17 (c) † Reg S	405,648
445,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 † Reg S	498,748
300,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	310,125
655,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 Reg S	562,262
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	483,000
		4,159,324
Colombia: 1.1%
600,000	Banco Davivienda SA 5.88%, 07/09/22 † 144A	588,300
565,000	Banco GNB Sudameris SA 3.88%, 05/02/18 † 144A	539,575
	Colombia Telecomunicaciones SA ESP
830,000	5.38%, 09/27/17 (c) 144A	736,625
855,000	8.50%, 03/30/20 (c) 144A	707,683
		2,572,183
Croatia: 0.5%
	Agrokor D.D.
350,000	8.88%, 02/01/16 (c) Reg S	370,125
50,000	8.88%, 02/01/16 (c) 144A	52,875
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	814,968
		1,237,968
Dominican Republic: 0.5%
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.75%, 02/29/16 (c) (s) Reg S	421,500
275,000	9.75%, 02/29/16 (c) (s) 144A	289,781
550,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	529,103
		1,240,384
Georgia: 0.6%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	465,786
300,000	7.75%, 07/05/17 144A	310,524
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	730,800
		1,507,110
Hungary: 0.4%
845,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	934,359
India: 1.7%
500,000	Bank of Baroda 6.63%, 05/25/17 (c) Reg S	510,093
	ICICI Bank Ltd.
465,000	6.38%, 04/30/17 (c) Reg S	470,300
590,000	6.38%, 04/30/17 (c) 144A	596,724
645,000	Indian Overseas Bank 4.63%, 02/21/18 Reg S	662,491
820,000	JSW Steel Ltd. 4.75%, 11/12/19 † Reg S	582,200
400,000	Reliance Communications Ltd. 6.50%, 11/06/20 † Reg S	406,264
600,000	Tata Motors Ltd. 4.63%, 04/30/20 † Reg S	607,752
		3,835,824
Indonesia: 1.8%
700,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 † Reg S	712,250
900,000	Berau Coal Energy Tbk PT 7.25%, 02/29/16 (c) 144A	252,000
	Gajah Tunggal Tbk PT
600,000	7.75%, 02/06/16 (c) † Reg S	360,000
90,000	7.75%, 02/06/16 (c) 144A	54,000
	Perusahaan Listrik Negara PT
1,750,000	5.25%, 10/24/42 † 144A	1,391,250
1,450,000	5.50%, 11/22/21 Reg S	1,477,187
		4,246,687
Ireland: 3.9%
400,000	AK Transneft OJSC 8.70%, 08/07/18 144A	439,069
	Alfa Bank OJSC
500,000	7.75%, 04/28/21 144A	519,361
545,000	7.88%, 09/25/17 Reg S	569,855
300,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	127,500
250,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	249,375
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	268,153
400,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	402,144
600,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	596,520
500,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	469,425
450,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	418,322
500,000	Nomos Bank 7.25%, 04/25/18 144A	502,995
300,000	Phosagro OAO 4.20%, 02/13/18 144A	299,250
200,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	203,447
925,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	815,788
400,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	397,940
325,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	319,238
300,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	325,568
2,120,000	Vnesheconombank 6.90%, 07/09/20 144A	2,119,682
		9,043,632
Israel: 0.5%
1,055,000	B Communications Ltd. 7.38%, 02/15/17 (c) † 144A	1,149,000
Kazakhstan: 1.4%
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	101,508
1,260,000	7.25%, 05/03/17 144A	1,279,001
	Kazkommertsbank JSC
400,000	7.50%, 11/29/16 Reg S	385,536
250,000	7.50%, 11/29/16 144A	240,960
600,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	584,280
1,050,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	774,123
		3,365,408
Luxembourg: 8.3%
500,000	ALROSA Finance SA 7.75%, 11/03/20 144A	528,546
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	322,500
1,310,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	1,159,350
400,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) Reg S	310,000
1,000,000	CSN Resources SA 6.50%, 07/21/20 144A	482,500
920,000	Evraz Group SA 6.75%, 04/27/18 144A	904,912
450,000	Far East Capital Ltd. SA 8.00%, 05/02/16 (c) 144A	255,447
1,020,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	956,788
	Gazprom OAO
800,000	4.95%, 07/19/22 144A	753,112
200,000	6.21%, 11/22/16 144A	204,884
770,000	7.29%, 08/16/37 144A	785,197
700,000	9.25%, 04/23/19 144A	777,678
	MHP SA
200,000	8.25%, 04/02/20 Reg S	172,500
675,000	8.25%, 04/02/20 144A	582,188
680,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	637,500
600,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	642,810
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) † Reg S	444,500
590,000	8.38%, 09/20/17 (c) † 144A	374,650
1,155,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	1,074,201
650,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	253,500
	Rosneft Finance SA
200,000	7.25%, 02/02/20 144A	210,274
545,000	7.88%, 03/13/18 144A	578,902
	Russian Agricultural Bank OJSC
1,130,000	5.10%, 07/25/18 144A	1,120,268
300,000	6.00%, 06/03/16 (c) Reg S	286,902
	Sberbank of Russia
800,000	4.95%, 02/07/17 144A	811,072
1,000,000	5.13%, 10/29/22 144A	932,245
750,000	6.13%, 02/07/22 144A	765,622
	Severstal OAO
400,000	5.90%, 10/17/22 144A	399,614
200,000	6.70%, 10/25/17 144A	208,943
250,000	Sistema JSFC 6.95%, 05/17/19 144A	252,183
500,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	414,250
	VTB Bank OJSC
580,000	6.00%, 04/12/17 144A	591,600
530,000	6.88%, 05/29/18 144A	555,620
670,000	VTB Bank SA 6.95%, 10/17/22 144A	644,064
		19,394,322
Marshall Islands: 0.2%
690,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	357,938
Mexico: 6.2%
750,000	Axtel SAB de CV 9.00%, 02/19/16 (c) (s) 144A	802,800
	BBVA Bancomer SA
885,000	6.01%, 05/17/17 (c) Reg S	878,274
1,055,000	7.25%, 04/22/20 144A	1,131,487
	Cemex SAB de CV
1,170,000	5.88%, 03/25/16 (c) † 144A	1,110,564
1,270,000	6.50%, 12/10/17 (c) 144A	1,201,737
1,160,000	7.25%, 01/15/18 (c) 144A	1,106,060
621,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	652,050
600,000	Credito Real SAB de CV 7.50%, 03/13/17 (c) 144A	589,500
710,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	660,371
720,000	Grupo Elektra SAB de CV 7.25%, 02/29/16 (c) † Reg S	657,360
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	475,000
400,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	367,500
540,000	Grupo Papelero Scribe SAB de CV 8.88%, 02/29/16 (c) 144A	480,600
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	522,500
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	432,500
600,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	594,750
481,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) 144A	489,369
595,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	544,425
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	650,000
720,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	460,728
600,000	Unifin Financiera SAPI de CV 6.25%, 07/22/17 (c) 144A	570,000
		14,377,575
Mongolia: 0.2%
600,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	537,066
Morocco: 0.2%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	516,975
Netherlands: 6.8%
	Access Finance BV
200,000	7.25%, 07/25/17 Reg S	192,090
705,000	7.25%, 07/25/17 144A	677,119
870,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	313,200
550,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	343,750
500,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	503,750
900,000	EA Partners I BV 6.88%, 09/28/20 Reg S	905,729
	FBN Finance Co. BV
675,000	8.00%, 07/23/19 (c) 144A	511,292
400,000	8.25%, 08/07/18 (c) 144A	316,000
730,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	766,824
450,000	GTB Finance BV 7.50%, 05/19/16 144A	449,100
955,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	321,521
665,000	Listrindo Capital BV 6.95%, 02/29/16 (c) Reg S	676,638
	Majapahit Holding BV
1,710,000	7.75%, 01/20/20 144A	1,912,635
1,715,000	8.00%, 08/07/19 144A	1,926,802
	Petrobras Global Finance BV
1,270,000	4.38%, 05/20/23 †	839,711
1,050,000	6.25%, 03/17/24	762,300
800,000	7.88%, 03/15/19	688,720
1,330,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,002,487
	VimpelCom Holdings BV
560,000	5.95%, 02/13/23 144A	523,600
455,000	7.50%, 03/01/22 144A	462,963
1,735,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,622,225
		15,718,456
Nigeria: 0.4%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	390,000
650,000	Zenith Bank Plc 6.25%, 04/22/19 144A	570,213
		960,213
Panama: 0.6%
400,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	345,000
500,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	500,000
650,000	Avianca Holdings SA 8.38%, 05/10/17 (c) 144A	520,000
		1,365,000
Paraguay: 0.4%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	456,750
600,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	543,000
		999,750
Peru: 1.6%
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	467,500
475,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	421,563
575,000	Ferreycorp SAA 4.88%, 04/26/17 (c) 144A	544,094
510,000	InRetail Consumer 5.25%, 10/10/18 (c) 144A	502,350
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	567,825
850,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	819,825
880,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	466,400
		3,789,557
Philippines: 0.2%
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	515,819
Russia: 0.1%
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	176,080
225,000	10.88%, 03/26/18 144A	99,045
		275,125
Singapore: 2.1%
2,040,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	1,715,885
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) * Reg S	4,995
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) Reg S	493,102
	STATS ChipPAC Ltd.
118,000	4.50%, 03/20/16 (c) 144A	111,215
600,000	8.50%, 11/24/18 (c) 144A	570,728
780,000	TBG Global Pte Ltd. 4.63%, 04/03/16 (c) 144A	760,625
600,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	560,539
	Yanlord Land Group Ltd.
200,000	10.63%, 02/29/16 (c) Reg S	207,500
400,000	10.63%, 02/29/16 (c) 144A	415,000
		4,839,589
South Africa: 2.1%
600,000	African Bank Ltd. 6.00%, 06/15/16 (d) * Reg S	488,934
	Eskom Holdings SOC Ltd.
1,820,000	5.75%, 01/26/21 † 144A	1,591,168
1,580,000	6.75%, 08/06/23 † 144A	1,370,650
1,740,000	7.13%, 02/11/25 † 144A	1,506,610
		4,957,362
South Korea: 0.9%
	Woori Bank Co. Ltd.
700,000	5.00%, 06/10/20 (c) 144A	704,576
1,240,000	6.21%, 05/02/17 (c) 144A	1,294,530
		1,999,106
Spain: 0.5%
1,075,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) 144A	1,119,344
Sri Lanka: 1.0%
	Bank of Ceylon
700,000	5.33%, 04/16/18 † Reg S	676,410
495,000	6.88%, 05/03/17 Reg S	502,425
75,000	6.88%, 05/03/17 144A	76,125
1,000,000	National Savings Bank
	8.88%, 09/18/18 144A	1,026,250
		2,281,210
Sweden: 0.3%
750,000	Eileme 2 AB 11.63%, 02/01/16 (c) Reg S	793,597
Thailand: 0.4%
880,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	909,585

Trinidad and Tobago: 0.8%
	Petroleum Co. of Trinidad & Tobago Ltd.
836,875	6.00%, 05/08/22 144A	747,957
500,000	9.75%, 08/14/19 Reg S	507,500
505,000	9.75%, 08/14/19 144A	512,575
		1,768,032
Turkey: 3.7%
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	498,210
600,000	Arcelik AS 5.00%, 04/03/23 144A	544,681
	Finansbank AS
300,000	5.15%, 11/01/17 Reg S	308,034
735,000	6.25%, 04/30/19 144A	771,649
900,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	898,911
1,930,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	1,906,357
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	387,218
400,000	4.25%, 05/09/20 144A	387,218
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 † Reg S	966,500
885,000	6.00%, 11/01/22 144A	855,352
1,230,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	1,198,490
		8,722,620
United Kingdom: 3.7%
	AngloGold Ashanti Holdings Plc
1,545,000	5.13%, 08/01/22 †	1,249,519
930,000	5.38%, 04/15/20	825,979
680,000	6.50%, 04/15/40	474,300
1,060,000	DTEK Finance Plc 7.88%, 04/04/18 144A	429,300
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 † Reg S	778,000
900,000	Oschadbank 9.38%, 03/10/23 (s) 144A	787,500
250,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	241,613
700,000	Ukraine Railways 9.50%, 05/21/18 144A	595,679
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 † Reg S	814,190
1,550,000	6.00%, 01/31/19 † 144A	970,765
1,710,000	8.25%, 06/07/21 † 144A	994,450
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	413,557
		8,574,852
United States: 1.6%
	Cemex Finance LLC
1,255,000	6.00%, 04/01/19 (c) 144A	1,076,162
1,210,000	9.38%, 10/12/17 (c) 144A	1,227,787
	JBS USA LLC
670,000	5.75%, 06/15/20 (c) 144A	519,250
750,000	7.25%, 02/29/16 (c) 144A	687,187
510,000	Rolta Americas LLC 8.88%, 07/24/17 (c) 144A	244,800
		3,755,186
Venezuela: 2.9%
1,130,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	353,125
	Petroleos de Venezuela SA
1,315,000	5.25%, 04/12/17 Reg S	516,138
1,525,000	5.38%, 04/12/27 Reg S	446,063
1,480,000	5.50%, 04/12/37 Reg S	435,120
2,560,000	6.00%, 05/16/24 144A	774,400
2,290,000	6.00%, 11/15/26 144A	678,756
2,280,000	8.50%, 11/02/17 144A	945,972
575,000	9.00%, 11/17/21 144A	193,919
3,815,000	9.00%, 11/17/21 Reg S	1,286,609
800,000	9.75%, 05/17/35 Reg S	275,200
940,000	9.75%, 05/17/35 144A	323,360
1,365,000	12.75%, 02/17/22 † 144A	528,938
		6,757,600
Total Corporate Bonds (Cost: $242,298,479)		208,783,710
GOVERNMENT OBLIGATIONS: 7.2%
Argentina: 2.5%
	City of Buenos Aires
605,000	8.95%, 02/19/21 144A	641,300
550,000	9.95%, 03/01/17 144A	574,137
	Provincia de Buenos Aires
830,000	9.38%, 09/14/18 144A	848,675
955,000	9.95%, 06/09/21 144A	983,650
780,000	10.88%, 01/26/21 144A	824,850
1,025,000	10.88%, 01/26/21 Reg S	1,083,937
	Provincia de Cordoba
400,000	12.38%, 08/17/17 Reg S	415,000
400,000	12.38%, 08/17/17 144A	415,000
		5,786,549
Azerbaijan: 0.9%
2,460,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,031,370
Costa Rica: 1.3%
700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	697,550
1,320,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,280,400
950,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	936,937
		2,914,887
Hungary: 0.6%
	Magyar Export-Import Bank Zrt
520,000	4.00%, 01/30/20 144A	522,367
820,000	5.50%, 02/12/18 Reg S	865,477
		1,387,844
India: 0.3%
600,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	604,666
Mongolia: 0.3%
700,000	Development Bank of Mongolia LLC 5.75%, 03/21/17 Reg S	654,373
Mozambique: 0.3%
928,200	Republic of Mozambique 6.31%, 09/11/20 Reg S	737,919
Turkey: 0.4%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	155,475
840,000	5.88%, 04/24/19 144A	870,660
		1,026,135
Ukraine: 0.6%
100,000	Financing of Infrastructural Projects State Enterprise 7.40%, 04/20/18 # § Reg S	83,123
1,640,000	Ukreximbank 9.75%, 01/22/25 144A	1,410,367
		1,493,490
Total Government Obligations (Cost: $17,063,163)		16,637,233

Number of Shares
MONEY MARKET FUND: 1.7% (Cost: $3,999,670)
3,999,670	Dreyfus Government Cash Management Fund	3,999,670

Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $263,361,312)		229,420,613

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.6%
Repurchase Agreements: 14.6%
$8,091,348	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $8,091,577; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $8,253,175 including accrued interest)	8,091,348
1,288,653	Repurchase agreement dated 1/29/16 with Credit Suisse Securities, LLC, 0.35%, due 2/1/16, proceeds $1,288,691; (collateralized by various U.S. government and agency obligations, 2.13% to 4.00%, due 5/15/19 to 1/1/46, valued at $1,314,426 including accrued interest)	1,288,653
8,091,348	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $8,091,604; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $8,253,175 including accrued interest)	8,091,348
406,424	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $406,434; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $414,554 including accrued interest)	406,424
8,091,348	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $8,091,591; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $8,253,175 including accrued interest)	8,091,348
8,091,348	Repurchase agreement dated 1/29/16 with RBC Capital Markets LLC, 0.33%, due 2/1/16, proceeds $8,091,571; (collateralized by various U.S. government and agency obligations, 2.20% to 5.00%, due 5/1/26 to 5/20/65, valued at $8,253,175 including accrued interest)	8,091,348
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $34,060,469)		34,060,469
Total Investments: 113.2% (Cost: $297,421,781)		263,481,082
Liabilities in excess of other assets: (13.2)%		(30,745,167)
NET ASSETS: 100.0%		$232,735,915

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $33,176,287.
#	Indicates a fair value security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $83,123 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $83,123 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $155,479,506, or 66.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.4%	$17,072,107
Communications	8.7	19,881,532
Consumer, Cyclical	5.7	13,105,027
Consumer, Non-cyclical	4.0	9,065,685
Diversified	0.7	1,585,325
Energy	13.8	31,688,843
Financial	35.8	82,122,799
Government	7.2	16,548,741
Industrial	7.1	16,275,900
Technology	0.4	926,743
Utilities	7.5	17,148,241
Money Market Fund	1.7	3,999,670
	100.0%	$229,420,613

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$208,783,710	$—	$208,783,710
Government Obligations*	—	16,637,233	—	16,637,233
Money Market Fund	3,999,670	—	—	3,999,670
Repurchase Agreements	—	34,060,469	—	34,060,469
Total	$3,999,670	$259,481,412	$—	$263,481,082

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 95.8%
Bermuda: 2.8%
	Weatherford International Ltd.
$1,045,000	4.50%, 01/15/22 (c) †	$692,312
630,000	5.13%, 09/15/20	452,025
837,000	6.00%, 03/15/18	690,525
875,000	6.75%, 09/15/40	544,687
		2,379,549
Canada: 2.6%
	Bombardier, Inc.
70,000	6.00%, 04/15/17 (c) Reg S	48,300
70,000	7.45%, 05/01/34 144A	46,900
	Teck Resources Ltd.
720,000	3.00%, 03/01/19 †	457,200
1,005,000	3.75%, 11/01/22 (c)	540,187
1,360,000	4.75%, 10/15/21 (c) †	751,400
700,000	6.25%, 01/15/41 (c)	327,250
		2,171,237
Cayman Islands: 2.8%
	Transocean, Inc.
200,000	3.00%, 10/15/17 †	171,000
700,000	4.30%, 07/15/22 (c) †	341,250
550,000	6.00%, 03/15/18 †	438,625
415,000	6.50%, 11/15/20 †	252,631
740,000	6.80%, 03/15/38	351,500
1,230,000	7.13%, 12/15/21 †	725,700
90,000	7.38%, 04/15/18	71,663
		2,352,369
Finland: 1.7%
	Nokia OYJ
635,000	5.38%, 05/15/19	670,719
250,000	6.63%, 05/15/39	255,000
140,000	Stora Enso OYJ 7.25%, 04/15/36 144A	144,200
	UPM-Kymmene OYJ
125,000	5.50%, 01/30/18 144A	132,188
180,000	7.45%, 11/26/27 144A	206,100
		1,408,207
France: 2.6%
115,000	Banque PSA Finance 5.75%, 04/04/21 144A	122,142
225,000	BPCE SA 12.50%, 09/30/19 (c) 144A	285,937
	Credit Agricole SA
225,000	6.64%, 05/31/17 (c) Reg S	226,139
275,000	6.64%, 05/31/17 (c) 144A	276,392
625,000	8.38%, 10/13/19 (c) 144A	698,159
100,000	Natixis SA 10.00%, 04/30/18 (c) 144A	114,375
	Societe Generale
100,000	5.92%, 04/05/17 (c) Reg S	101,500
385,000	5.92%, 04/05/17 (c) 144A	390,775
		2,215,419
Ireland: 0.2%
180,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	198,900
Italy: 1.3%
1,175,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	1,128,846

Japan: 1.7%
1,475,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,472,227
Liberia: 0.4%
	Royal Caribbean Cruises
190,000	7.25%, 03/15/18	205,200
80,000	7.50%, 10/15/27	89,600
		294,800
Luxembourg: 10.5%
	ArcelorMittal
395,000	5.50%, 02/25/17 (s)	388,087
1,130,000	6.13%, 06/01/18	1,033,950
1,555,000	6.50%, 03/01/21 (s) †	1,271,212
445,000	7.25%, 02/25/22 (s) †	363,787
780,000	7.75%, 03/01/41 (s)	553,800
960,000	8.00%, 10/15/39 (s)	681,600
1,055,000	10.85%, 06/01/19 (s)	986,425
	Telecom Italia Capital
840,000	6.00%, 09/30/34	756,000
1,045,000	6.38%, 11/15/33	990,137
793,000	7.00%, 06/04/18	856,440
580,000	7.72%, 06/04/38	600,184
445,000	UniCredit Luxembourg Finance SA
	6.00%, 10/31/17 144A	459,098
		8,940,720
Netherlands: 0.8%
610,000	Royal Bank of Scotland NV 4.65%, 06/04/18	630,245
Norway: 0.7%
590,000	Eksportfinans ASA 5.50%, 06/26/17	615,547
Spain: 0.4%
365,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c) †	366,369
Switzerland: 0.1%
90,000	Credit Suisse 5.86%, 05/15/17 (c)	94,275
United Kingdom: 5.6%
	Barclays Bank Plc Perpetual
670,000	6.28%, 12/15/34 (c)	747,351
100,000	7.43%, 12/15/17 (c) 144A	106,995
	Lloyds Banking Group Plc
225,000	6.41%, 10/01/35 (c) 144A	249,188
255,000	6.66%, 05/21/37 (c) 144A	285,281
	Royal Bank of Scotland Group Plc
325,000	6.99%, 10/05/17 (c) 144A	373,750
390,000	7.64%, 09/30/17 (c)	402,675
955,000	7.65%, 09/30/31 (c)	1,184,200
	Tesco Plc
410,000	5.50%, 11/15/17 144A	427,334
800,000	6.15%, 11/15/37 144A	678,016
270,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	286,875
		4,741,665
United States: 61.6%
45,000	Abbey National Capital Trust I 8.96%, 06/30/30 (c)	59,569
	ADT Corp.
340,000	2.25%, 07/15/17	338,300
825,000	3.50%, 07/15/22 †	748,687
360,000	4.13%, 06/15/23 †	333,000
350,000	4.88%, 07/15/42	250,250
265,000	Aecom Global II / URS Fox US LP 5.00%, 01/01/22 (c)	243,800
	Alcatel-Lucent USA, Inc.
795,000	6.45%, 03/15/29	825,806
190,000	6.50%, 01/15/28	193,088
	Alcoa, Inc.
890,000	5.40%, 01/15/21 (c)	800,413
215,000	5.55%, 02/01/17	219,732
520,000	5.72%, 02/23/19	520,650
385,000	5.90%, 02/01/27	317,625
617,000	5.95%, 02/01/37	453,495
670,000	6.15%, 08/15/20	652,412
816,000	6.75%, 07/15/18	850,068
	Allegheny Technologies, Inc.
695,000	5.95%, 10/15/20 (c)	441,325
210,000	7.63%, 05/15/23 (c) (s)	139,650
302,000	Ally Financial, Inc. 8.00%, 11/01/31	343,903
	Avon Products, Inc.
875,000	6.35%, 03/15/20 (s) †	651,875
395,000	6.75%, 03/15/23 (s)	255,763
193,000	BAC Capital Trust XI 6.63%, 05/23/36	228,108
	Belo Corp.
135,000	7.25%, 09/15/27	137,025
109,000	7.75%, 06/01/27	113,633
170,000	BMC Software, Inc. 7.25%, 06/01/18 †	138,338
165,000	Brunswick Corp. 7.13%, 08/01/27	175,725
	CenturyLink, Inc.
490,000	6.00%, 04/01/17	506,537
580,000	6.88%, 01/15/28	420,500
730,000	7.60%, 09/15/39	551,150
160,000	Choice Hotels International, Inc. 5.70%, 08/28/20	170,000
80,000	Cincinnati Bell 6.30%, 12/01/28	72,000
117,000	Citigroup Capital III 7.63%, 12/01/36	144,993
175,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	75,250
	Cliffs Natural Resources, Inc.
180,000	5.95%, 01/15/18 †	36,900
203,000	7.75%, 03/31/17 (c) † 144A	35,018
	Commercial Metals Co.
255,000	6.50%, 07/15/17	265,090
265,000	7.35%, 08/15/18	271,625
125,000	ConAgra Foods, Inc. 9.75%, 03/01/21	158,535
	Con-way, Inc.
155,000	6.70%, 05/01/34	79,825
265,000	7.25%, 01/15/18	266,988
170,000	Cooper Tire & Rubber Co. 7.63%, 03/15/27	177,650
175,000	Countrywide Capital III 8.05%, 06/15/27	218,345
200,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	215,000
	DCP Midstream LLC
1,060,000	4.75%, 09/30/21 144A	760,981
450,000	5.35%, 03/15/20 144A	368,837
	DCP Midstream Operating LP
290,000	2.50%, 11/01/17 (c)	261,469
805,000	3.88%, 12/15/22 (c)	542,694
65,000	Dean Holding Co. 6.90%, 10/15/17	68,250
	Dell, Inc.
530,000	4.63%, 04/01/21	499,525
390,000	5.88%, 06/15/19	401,212
620,000	6.50%, 04/15/38	492,900
595,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	715,487
648,000	Edgewell Personal Care 4.70%, 05/24/22	660,030
880,000	Embarq Corp. 8.00%, 06/01/36	873,690
296,000	Energen Corp. 4.63%, 06/01/21 (c)	232,994
180,000	Family Dollar Store, Inc. 5.00%, 02/01/21	182,770
150,000	Fifth Street Finance Corp. 4.88%, 03/01/19 †	150,527
180,000	First Niagara Financial Group, Inc. 7.25%, 12/15/21	214,797
	FirstEnergy Corp.
305,000	2.75%, 02/15/18 (c)	307,068
490,000	4.25%, 12/15/22 (c)	502,096
967,000	7.38%, 11/15/31	1,197,604
825,000	Frontier Communications Corp. 9.00%, 08/15/31	660,000
220,000	GenOn Americas Generation, LLC 9.13%, 05/01/31 †	133,100
	Genworth Holdings, Inc.
915,000	4.80%, 02/15/24	535,275
470,000	6.52%, 05/22/18	386,575
345,000	7.63%, 09/24/21	238,050
210,000	7.70%, 06/15/20	162,225
869,000	Goldman Sachs Capital I 6.35%, 02/15/34	1,022,345
95,000	Goodyear Tire & Rubber Co. 7.00%, 03/15/28	100,700
245,000	Graham Holdings Co. 7.25%, 02/01/19	264,481
260,000	Harsco Corp. 5.75%, 05/15/18	189,800
	HCA, Inc.
250,000	7.50%, 11/15/95	241,250
240,000	7.69%, 06/15/25	256,800
190,000	8.36%, 04/15/24 (p)	209,000
140,000	IFM (US) Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	151,818
120,000	iHeartCommunications, Inc. 6.88%, 06/15/18	67,200
	Illinois Power Generating
285,000	7.00%, 04/15/18 †	153,900
150,000	7.95%, 06/01/32	65,250
	International Game Technology
80,000	5.50%, 06/15/20	79,200
285,000	7.50%, 06/15/19	306,177
	JC Penney Corp., Inc.
265,000	5.75%, 02/15/18 †	251,750
555,000	7.40%, 04/01/37 (p)	370,462
150,000	Joy Global, Inc. 6.63%, 11/15/36	96,764
75,000	Knight Ridder, Inc. 5.75%, 09/01/17	76,688
	L Brands, Inc.
345,000	6.90%, 07/15/17	368,287
455,000	6.95%, 03/01/33	457,559
115,000	Land O’Lakes, Inc. 6.00%, 08/15/22 (c) 144A	120,175
270,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	263,950
	Leidos, Inc.
205,000	5.50%, 07/01/33	189,838
160,000	7.13%, 07/01/32	161,181
565,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	538,359
	Masco Corp.
310,000	5.85%, 03/15/17	320,540
315,000	6.50%, 08/15/32	312,638
	MDC Holdings, Inc.
255,000	5.63%, 02/01/20	256,913
240,000	6.00%, 10/15/42 (c)	183,600
	Meccanica Holdings USA, Inc.
380,000	6.25%, 07/15/19 144A	408,500
360,000	6.25%, 01/15/40 144A	328,500
51,000	Neiman Marcus Group LLC
	7.13%, 06/01/28	44,625
	New Albertsons, Inc.
500,000	6.63%, 06/01/28	387,500
490,000	8.00%, 05/01/31	421,400
	NGPL Pipeco LLC
509,000	7.12%, 12/15/17 144A	481,005
545,000	7.77%, 12/15/37 144A	412,837
70,000	Norbord Delaware GP I 7.70%, 02/15/17 144A	73,063
	NuStar Logistics, LP
470,000	4.80%, 09/01/20	401,850
130,000	8.15%, 04/15/18	128,050
	ONEOK, Inc.
320,000	4.25%, 11/02/21 (c)	222,400
295,000	6.00%, 06/15/35	183,638
	Pactiv LLC
325,000	7.95%, 12/15/25	284,375
120,000	8.13%, 06/15/17	124,200
560,000	PPL Energy Supply LLC 4.60%, 09/15/21 (c)	324,800
125,000	Provident Financing Trust I 7.41%, 03/15/38	141,823
	PulteGroup, Inc.
315,000	6.38%, 05/15/33	318,150
175,000	7.63%, 10/15/17	187,250
170,000	7.88%, 06/15/32	192,100
165,000	QEP Resources, Inc. 6.80%, 03/01/20	139,838
50,000	Red Oak Power LLC 9.20%, 11/30/29	52,000
237,000	Rite Aid Corp. 7.70%, 02/15/27	279,660
	Rockies Express Pipeline
385,000	5.63%, 04/15/20 144A	346,500
415,000	6.85%, 07/15/18 144A	404,625
371,000	6.88%, 04/15/40 144A	283,815
430,000	RR Donnelley & Sons Co. 7.63%, 06/15/20	434,300
	Safeway, Inc.
440,000	5.00%, 08/15/19	382,800
370,000	7.25%, 02/01/31 †	296,925
115,000	Seacor Holdings, Inc. 7.38%, 10/01/19	102,925
270,000	Sealed Air Corp. 6.88%, 07/15/33 144A	278,438
100,000	ServiceMaster Co. LLC 7.45%, 08/15/27	99,000
	SLM Corp.
400,000	5.63%, 08/01/33	264,000
775,000	8.00%, 03/25/20	765,312
1,865,000	8.45%, 06/15/18	1,934,937
1,115,000	Springleaf Finance Corp. 6.90%, 12/15/17	1,142,763
	Sprint Capital Corp.
1,705,000	6.88%, 11/15/28	1,131,694
935,000	6.90%, 05/01/19	752,675
995,000	8.75%, 03/15/32	706,450
165,000	Sprint Communications, Inc. 9.25%, 04/15/22	159,225
224,000	Synovus Financial Corp. 5.13%, 06/15/17	229,040
190,000	Talen Energy Supply LLC 6.50%, 05/01/18	176,938
200,000	Tenet Healthcare Corp. 6.88%, 11/15/31	157,000
122,000	Textron Financial Corp. 6.00%, 02/15/17 (c) 144A	86,925
	Toll Brothers Finance Corp.
195,000	6.75%, 11/01/19	215,475
200,000	8.91%, 10/15/17	221,000
166,000	Toys R Us, Inc. 7.38%, 10/15/18 †	107,900
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) 144A	96,250
325,000	United States Cellular Corp. 6.70%, 12/15/33	282,425
	United States Steel Corp.
175,000	6.65%, 06/01/37	71,750
590,000	7.00%, 02/01/18 †	374,650
	Vereit Operating Partnership LP
738,000	2.00%, 02/06/17	729,328
795,000	4.60%, 11/06/23 (c)	750,281
	Vulcan Materials Co.
330,000	7.00%, 06/15/18	369,600
135,000	7.15%, 11/30/37	143,100
55,000	Wendy’s International 7.00%, 12/15/25	55,688
	Williams Cos, Inc.
550,000	3.70%, 10/15/22 (c)	359,683
925,000	4.55%, 03/24/24 (c)	607,236
450,000	5.75%, 12/24/43 (c)	253,315
60,000	Windstream Holding of the Midwest Inc. 6.75%, 04/01/28	36,900
	Yum! Brands, Inc.
468,000	3.75%, 08/01/21 (c)	425,880
310,000	3.88%, 08/01/23 (c)	270,863
250,000	6.25%, 03/15/18	263,438
270,000	6.88%, 11/15/37	234,900
		52,265,940
Total Corporate Bonds (Cost: $86,625,655)		81,276,315

Number of Shares
MONEY MARKET FUND: 5.8% (Cost: $4,889,083)
4,889,083	Dreyfus Government Cash Management Fund	4,889,083

Total Investments Before Collateral for Securities Loaned: 101.6%
(Cost: $91,514,738)		86,165,398

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.5%
Repurchase Agreements: 6.5%
$1,307,300	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $1,307,337; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $1,333,446 including accrued interest)	1,307,300
1,307,300	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $1,307,341; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $1,333,446 including accrued interest)	1,307,300
65,667	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $65,669; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $66,981 including accrued interest)	65,667
209,495	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.31%, due 2/1/16, proceeds
	$209,500; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 1/1/28
	to 1/1/46, valued at $213,686 including accrued interest)	209,495
1,307,300	Repurchase agreement dated 1/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, due 2/1/16, proceeds $1,307,337; (collateralized by various U.S. government and agency obligations, 0.00% to 7.60%, due 2/1/16 to 4/20/65, valued at $1,333,448 including accrued interest)	1,307,300
1,307,300	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $1,307,339; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $1,333,446 including accrued interest)	1,307,300
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $5,504,362)		5,504,362
Total Investments: 108.1% (Cost: $97,019,100)		91,669,760
Liabilities in excess of other assets: (8.1)%		(6,855,475)
NET ASSETS: 100.0%		$84,814,285

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $5,317,386.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,950,677, or 15.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	15.6%	$13,486,689
Communications	15.7	13,529,518
Consumer, Cyclical	8.3	7,097,672
Consumer, Non-cyclical	7.8	6,722,760
Diversified	0.6	538,359
Energy	13.2	11,378,428
Financial	22.4	19,323,847
Industrial	5.2	4,490,361
Technology	2.1	1,795,925
Utilities	3.4	2,912,756
Money Market Fund	5.7	4,889,083
	100.0%	$86,165,398

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$81,276,315	$—	$81,276,315
Money Market Fund	4,889,083	—	—	4,889,083
Repurchase Agreements	—	5,504,362	—	5,504,362
Total	$4,889,083	$86,780,677	$—	$91,669,760

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.2%
Argentina: 0.8%
USD	73,500	Aeropuertos Argentinia 2000 SA 10.75%, 02/29/16 (c) Reg S	$77,910
	50,000	Arcor SAIC 7.25%, 02/29/16 (c) 144A	51,375
	140,000	Inversiones y Representaciones SA 11.50%, 07/20/20 Reg S	148,750
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	141,375
	25,000	7.88%, 05/07/21 144A	23,563
	465,000	YPF SA 8.88%, 12/19/18 † 144A	475,462
			918,435
Australia: 0.4%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	77,500
	365,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/17 (c) † 144A	206,225
EUR	200,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	191,458
			475,183
Austria: 1.0%
USD	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	245,160
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	238,638
USD	300,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	312,000
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	165,866
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	217,439
			1,179,103
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	251,563
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	253,470
Bermuda: 0.9%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) 144A	183,046
		Digicel Group Ltd.
	260,000	7.13%, 04/01/17 (c) 144A	195,130
	380,000	8.25%, 09/30/16 (c) 144A	309,272
	240,000	Digicel Ltd. 6.00%, 04/15/16 (c) 144A	210,300
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	192,000
			1,089,748
Brazil: 2.9%
	620,000	Banco Bradesco SA 5.90%, 01/16/21 † 144A	614,265
	180,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	128,700
		Banco do Brasil SA
EUR	200,000	3.75%, 07/25/18 Reg S	204,224
USD	820,000	5.88%, 01/19/23 144A	690,604
	425,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	381,331
	1,210,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,061,170
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	132,854
USD	495,000	5.50%, 10/23/20 † 144A	269,775
			3,482,923
British Virgin Islands: 1.3%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	92,750
	300,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	226,500
	200,000	Road King 2012 Ltd. 9.88%, 02/29/16 (c) Reg S	208,672
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	201,599
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	194,000
	300,000	Studio City Finance Ltd. 8.50%, 02/29/16 (c) † 144A	287,250
	200,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) † Reg S	205,527
	200,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) 144A	160,000
			1,576,298
Canada: 4.8%
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	74,258
USD	200,000	8.75%, 04/01/17 (c) 144A	213,000
	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	187,200
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 † Reg S	288,501
USD	570,000	6.13%, 01/15/23 144A	393,300
CAD	399,000	7.35%, 12/22/26 144A	205,560
USD	250,000	Brookfield Residential 6.50%, 02/29/16 (c) 144A	227,500
	100,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	96,250
CAD	135,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	101,928
USD	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	168,500
		First Quantum Minerals Ltd.
	221,000	6.75%, 02/15/17 (c) 144A	101,936
	321,000	7.00%, 02/15/18 (c) 144A	146,858
	200,000	Gibson Energy, Inc. 6.75%, 07/15/16 (c) 144A	187,000
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	105,258
USD	200,000	Hudbay Minerals, Inc. 9.50%, 10/01/16 (c)	124,000
	200,000	Iamgold Corp. 6.75%, 10/01/16 (c) 144A	127,750
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) † 144A	90,000
	256,000	Lightstream Resources 8.63%, 02/29/16 (c) 144A	43,520
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	213,750
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	206,760
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	150,500
	430,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	449,887
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) † 144A	72,000
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	245,625
		Pacific Exploration and Production Corp.
	280,000	5.13%, 03/28/18 (c) 144A	34,860
	220,000	5.38%, 01/26/17 (c) 144A	29,150
	226,000	5.63%, 01/19/20 (c) 144A	29,077
	280,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	183,400
		Quebecor Media, Inc.
	140,000	5.75%, 01/15/23	141,400
CAD	235,000	6.63%, 01/15/23 144A	170,750
USD	200,000	Seven Generations Energy Ltd. 8.25%, 05/15/16 (c) 144A	179,250
	850,000	Teck Resources Ltd. 6.25%, 01/15/41 (c)	397,375
	200,000	Telesat Canada / Telesat, LLC 6.00%, 02/29/16 (c) 144A	202,000
	300,000	Tervita Corp. 9.75%, 02/29/16 (c) 144A	55,500
CAD	250,000	Videotron Ltd. 6.88%, 06/15/16 (c)	183,869
			5,827,472
Cayman Islands: 5.0%
USD	330,000	Agile Property Holdings Ltd. 8.88%, 02/29/16 (c) Reg S	334,950
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	170,549
GBP	100,000	Brakes Capital 7.13%, 02/29/16 (c) Reg S	146,082
USD	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	205,041
	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	190,523
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	196,824
	500,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	512,669
	400,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	396,000
	150,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	110,625
	200,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) Reg S	209,099
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	186,000
	400,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	415,924
	300,000	Longfor Properties 6.88%, 10/18/16 (c) † Reg S	313,500
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	202,401
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	96,806
	200,000	Mongolian Mining Corp. 8.88%, 02/29/16 (c) † Reg S	40,000
	285,632	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	64,267
	170,000	Sable International Finance Ltd. 8.75%, 02/29/16 (c) Reg S	178,500
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	424,785
	200,000	Sunac China Holdings Ltd. 9.38%, 04/05/16 (c) Reg S	210,740
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	196,500
	200,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	151,800
	200,000	Texhong Textile Group Ltd. 6.50%, 01/18/17 (c) † Reg S	204,000
	485,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	468,025
	260,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) † 144A	227,500
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) † Reg S	205,200
			6,058,310
China / Hong Kong: 0.2%
	200,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) Reg S	189,332
	120,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 144A	103,010
			292,342
Colombia: 0.4%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	98,050
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	80,400
	50,000	7.50%, 07/30/22 144A	50,250
	300,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	266,250
			494,950
Croatia: 0.3%
		Agrokor D.D.
	175,000	8.88%, 02/01/16 (c) Reg S	185,063
	150,000	8.88%, 02/01/16 (c) 144A	158,625
			343,688
Denmark: 0.4%
GBP	200,000	Danske Bank A/S 5.68%, 02/15/17 (c)	286,431
USD	220,000	Welltec A/S 8.00%, 02/29/16 (c) 144A	200,200
			486,631
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 02/29/16 (c) Reg S	105,375

Finland: 0.7%
	334,000	Nokia OYJ 5.38%, 05/15/19	352,787
EUR	200,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	239,824
USD	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	240,450
			833,061
France: 5.9%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	205,422
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	187,084
	200,000	3.50%, 03/22/21	194,474
	100,000	4.38%, 11/06/19	102,254
	200,000	4.88%, 09/23/24	195,883
	220,000	BPCE SA 12.50%, 09/30/19 (c)	315,734
	200,000	Casino Guichard Perrachon 4.87%, 01/31/19 (c) † Reg S	171,754
USD	290,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c) †	111,766
		Credit Agricole SA
EUR	350,000	8.20%, 03/31/18 (c)	428,074
USD	200,000	8.38%, 10/13/19 (c) 144A	223,411
EUR	200,000	Faurecia 9.38%, 12/15/16 † Reg S	231,749
	350,000	Groupama SA 7.88%, 10/27/19 (c)	389,228
	167,000	Italcementi Finance SA 6.63%, 03/19/20 Reg S	207,179
	200,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	221,279
	100,000	Médi-Partenaires SAS 7.00%, 05/15/16 (c) Reg S	114,589
USD	100,000	Natixis SA 10.00%, 04/30/18 (c) 144A	114,375
EUR	200,000	Nexans SA 4.25%, 03/19/18	224,790
		Numericable Group SA
	605,000	5.63%, 05/15/19 (c) 144A	665,556
USD	700,000	6.00%, 05/15/17 (c) 144A	693,000
EUR	410,000	Peugeot SA 7.38%, 03/06/18 Reg S	493,030
USD	300,000	Rexel SA 5.25%, 06/15/16 (c) 144A	297,000
EUR	400,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	523,658
	300,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	308,498
	200,000	Vallourec SA 3.25%, 08/02/19	162,517
	300,000	Veolia Environnement 4.45%, 04/16/18 (c) Reg S	334,004
			7,116,308
Germany: 4.0%
	200,000	Bayerische Landesbank 5.75%, 10/23/17 Reg S	233,496
	600,000	Commerzbank AG 7.75%, 03/16/21	768,017
	204,000	Deutsche Lufthansa AG 6.50%, 07/07/16 Reg S	226,515
	150,000	Franz Haniel & Cie. GmbH 5.88%, 02/01/17	170,261
	200,000	Hapag-Lloyd AG 7.75%, 02/29/16 (c) Reg S	217,936
	120,000	KM Germany Holdings GmbH 8.75%, 12/15/16 (c) 144A	139,086
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	195,875
		RWE AG
EUR	475,000	2.75%, 10/21/20 (c) Reg S	434,873
GBP	100,000	7.00%, 03/20/19 (c) Reg S	134,367
EUR	160,000	Techem GmbH 6.13%, 02/29/16 (c) Reg S	181,784
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	112,068
	645,000	4.00%, 08/27/18	735,523
	42,000	4.38%, 02/28/17	47,010
	180,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	200,651
		Unitymedia Hessen GmbH & Co.
	660,000	4.00%, 01/15/20 (c) Reg S	700,398
	324,000	5.50%, 09/15/17 (c) Reg S	371,076
			4,868,936
India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	111,254
	100,000	6.38%, 04/30/17 (c) 144A	101,140
			212,394
Indonesia: 0.1%
	200,000	Berau Coal Energy Tbk PT 7.25%, 02/29/16 (c) 144A	56,000
	200,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	120,000
			176,000
Ireland: 5.1%
	850,000	AerCap Ireland Capital Ltd. 4.50%, 05/15/21	835,125
	560,000	Alfa Bank 7.75%, 04/28/21 Reg S	581,684
EUR	300,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	341,594
	550,000	Ardagh Packaging Finance Plc 4.25%, 06/30/17 (c) Reg S	590,218
	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	220,164
USD	200,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	201,072
		Gazprombank OJSC
EUR	280,000	4.00%, 07/01/19 Reg S	287,544
USD	200,000	7.25%, 05/03/19 Reg S	198,840
	180,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c)	183,618
	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	187,770
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	232,401
	200,000	Nomos Bank 7.25%, 04/25/18 144A	201,198
	350,000	Novatek OAO 4.42%, 12/13/22 144A	309,750
	510,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	449,786
	675,000	Russian Railways 5.70%, 04/05/22 Reg S	651,034
	200,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	198,970
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	196,454
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	358,010
			6,225,232
Israel: 0.1%
USD	140,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	152,474

Italy: 7.2%
EUR	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	104,613
		Banca Monte dei Paschi di Siena SpA
	200,000	3.63%, 04/01/19 Reg S	205,318
GBP	100,000	5.75%, 09/30/16	131,495
EUR	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	227,410
	300,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	300,340
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	428,681
	300,000	6.00%, 11/05/20 Reg S	324,424
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	210,089
		Enel SpA
	300,000	6.50%, 01/10/19 (c) Reg S	345,911
USD	445,000	8.75%, 09/24/23 (c) 144A	490,612
		Finmeccanica Finance SA
EUR	100,000	4.38%, 12/05/17	114,922
	136,000	5.25%, 01/21/22	165,146
GBP	175,000	8.00%, 12/16/19	287,267
EUR	167,000	Finmeccanica SpA 4.88%, 03/24/25	197,852
		Intesa Sanpaolo SpA
	450,000	5.00%, 09/23/19 Reg S	526,835
	300,000	6.63%, 09/13/23 Reg S	384,189
	200,000	8.05%, 06/20/18 (c)	234,534
	350,000	8.38%, 10/14/19 (c) Reg S	421,402
		Telecom Italia SpA
	700,000	5.25%, 02/10/22 Reg S	848,525
	800,000	5.38%, 01/29/19 Reg S	961,985
GBP	150,000	6.38%, 06/24/19	230,149
		UniCredit SpA
EUR	300,000	5.83%, 10/28/20 (c) Reg S	340,859
	150,000	6.70%, 06/05/18 Reg S	176,120
	300,000	6.95%, 10/31/22 Reg S	364,422
	250,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	279,581
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	196,102
	150,000	Veneto Banca SCPA 4.00%, 01/20/17 Reg S	159,620
			8,658,403
Japan: 0.8%
USD	1,000,000	SoftBank Corp. 4.50%, 04/15/20 144A	998,120

Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	203,016
EUR	204,000	Kazkommertsbank JSC 6.88%, 02/13/17	204,205
USD	200,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	147,452
			554,673
Luxembourg: 18.3%
	200,000	Accudyne Industries Borrower 7.75%, 02/29/16 (c) † 144A	138,000
	200,000	Aguila 3 SA 7.88%, 02/29/16 (c) 144A	204,000
	200,000	Albea Beauty Holdings SA 8.38%, 02/29/16 (c) 144A	209,500
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	232,560
		Altice Financing SA
	400,000	6.63%, 02/15/18 (c) 144A	395,000
	350,000	9.88%, 12/15/16 (c) 144A	376,250
	930,000	Altice SA 7.75%, 05/15/17 (c) 144A	871,875
		ArcelorMittal
	225,000	5.50%, 02/25/17 (s)	221,063
	420,000	6.13%, 06/01/18	384,300
	360,000	7.25%, 02/25/22 (s) †	294,300
	475,000	7.75%, 03/01/41 (s)	337,250
	380,000	8.00%, 10/15/39 (s)	269,800
	340,000	10.85%, 06/01/19 (s)	317,900
	227,162	Ardagh Finance Holdings SA 8.63%, 06/15/16 (c) 144A	210,125
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	131,736
USD	324,000	CHC Helikopter SA 9.25%, 02/29/16 (c) †	144,180
EUR	106,216	Cirsa Funding Luxembourg SA 8.75%, 02/29/16 (c) Reg S	116,153
USD	200,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	177,000
	240,000	Convatec Healthcare E SA 10.50%, 02/29/16 (c) 144A	245,100
	200,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) 144A	155,000
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	106,150
	200,000	6.50%, 07/21/20 144A	96,500
EUR	275,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	306,485
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	276,701
	180,000	6.50%, 04/22/20 144A	166,020
		Fiat Chrysler Finance Europe
EUR	610,000	4.75%, 07/15/22 Reg S	685,165
	250,000	6.63%, 03/15/18 Reg S	290,245
	420,000	Fiat Finance & Trade SA 7.00%, 03/23/17 Reg S	478,863
	450,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	519,782
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	101,821
	200,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	217,769
		Gazprom Neft OAO
USD	400,000	4.38%, 09/19/22 144A	352,000
	100,000	6.00%, 11/27/23 144A	93,803
		Gazprom OAO
	980,000	4.95%, 07/19/22 144A	922,562
	780,000	7.29%, 08/16/37 144A	795,394
	1,000,000	9.25%, 04/23/19 144A	1,110,969
EUR	100,000	Geo Debt Finance SCA 7.50%, 02/29/16 (c) Reg S	97,344
USD	250,000	Gestamp Funding Luxembourg SA 5.63%, 05/31/16 (c) 144A	252,250
EUR	709,000	HeidelbergCement Finance BV 8.00%, 01/31/17 Reg S	820,568
		Ineos Group Holdings SA
	400,000	5.75%, 02/15/16 144A	424,163
	100,000	5.75%, 02/15/16 Reg S	106,041
USD	95,000	International Automotive Components Group SA 9.13%, 02/29/16 (c) 144A	78,375
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	144,371
	150,000	KION Finance SA 6.75%, 02/15/17 (c) Reg S	168,861
	150,000	Lecta SA 8.88%, 05/15/16 (c) Reg S	167,737
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	196,809
USD	120,000	MHP SA 8.25%, 04/02/20 144A	103,500
	350,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	313,250
	150,000	Minerva Luxembourg SA 12.25%, 02/10/17 (c) Reg S	152,438
	330,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	353,545
	200,000	OAO TMK 6.75%, 04/03/20 Reg S	186,500
	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) 144A	127,000
EUR	470,000	Olivetti Finance 7.75%, 01/24/33	658,330
	200,000	Play Finance 2 SA 5.25%, 02/29/16 (c) Reg S	221,826
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) Reg S	279,013
		Rosneft Finance SA
	200,000	7.25%, 02/02/20 144A	210,274
	200,000	7.88%, 03/13/18 144A	212,441
		Russian Agricultural Bank OJSC
	160,000	5.30%, 12/27/17 144A	159,242
	350,000	6.00%, 06/03/16 (c) 144A	334,719
		Sberbank of Russia
	300,000	4.95%, 02/07/17 144A	304,152
	410,000	5.13%, 10/29/22 144A	382,220
	200,000	5.18%, 06/28/19 Reg S	201,452
	290,000	6.13%, 02/07/22 144A	296,041
	300,000	Severstal OAO 6.70%, 10/25/17 144A	313,414
EUR	100,000	Takko Luxembourg 2 SCA 9.88%, 04/15/16 (c) Reg S	59,516
	250,000	Telenet Finance V Luxembourg SCA 6.25%, 08/15/17 (c) Reg S	290,463
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) (d) (p) 144A	49,000
	200,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	165,700
EUR	260,000	UniCredit International Bank Luxembourg SA 8.13%, 12/10/19 (c) Reg S	299,232
		VTB Bank OJSC
USD	360,000	6.88%, 05/29/18 144A	377,402
	400,000	6.95%, 10/17/22 144A	384,516
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	106,176
	200,000	4.00%, 07/15/16 (c) 144A	212,352
USD	400,000	6.50%, 04/30/16 (c) 144A	414,000
	585,000	7.38%, 04/23/17 (c) 144A	559,038
			22,134,592
Marshall Islands: 0.2%
	250,000	Drill Rigs Holdings, Inc. 6.50%, 02/29/16 (c) † 144A	133,750
	100,000	Teekay Corp. 8.50%, 01/15/20 †	63,500
			197,250
Mexico: 1.1%
	125,000	Axtel SAB de CV 9.00%, 02/19/16 (c) (s) 144A	133,800
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	214,500
	328,000	Cemex SAB de CV 9.50%, 06/15/16 (c) 144A	341,120
	250,000	Grupo Elektra SAB de CV 7.25%, 02/29/16 (c) Reg S	228,250
	57,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) Reg S	57,992
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	170,000
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	127,980
			1,273,642
Netherlands: 9.6%
	200,000	Access Finance BV 7.25%, 07/25/17 144A	192,090
	200,000	Carlson Wagonlit BV 6.88%, 02/29/16 (c) 144A	204,500
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	125,000
EUR	210,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	189,737
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	151,494
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	220,540
	185,000	4.00%, 02/01/24 144A	226,795
	50,000	4.00%, 02/01/24 Reg S	61,296
	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	293,363
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	67,087
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	177,510
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	101,001
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	178,250
GBP	249,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	357,180
EUR	300,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	350,397
USD	200,000	Listrindo Capital BV 6.95%, 02/29/16 (c) 144A	203,500
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	84,696
	675,000	7.75%, 01/20/20 144A	754,987
	280,000	Marfrig Holdings Europe BV 8.38%, 05/09/18 Reg S	270,200
	370,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	378,554
		Petrobras Global Finance BV
EUR	1,500,000	2.75%, 01/15/18	1,350,195
USD	550,000	4.38%, 05/20/23	363,654
	435,000	7.88%, 03/15/19	374,491
	1,915,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,443,431
		Portugal Telecom International Finance BV
EUR	160,000	4.63%, 05/08/20 Reg S	89,031
	200,000	5.88%, 04/17/18 † Reg S	122,042
	300,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	255,831
		Schaeffler Finance BV
	250,000	3.50%, 05/15/17 (c) 144A	269,566
USD	425,000	6.88%, 02/29/16 (c) 144A	437,750
EUR	392,000	6.88%, 02/29/16 (c) Reg S	439,020
	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	15,105
	600,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	670,330
	250,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	286,851
		VimpelCom Holdings BV
USD	200,000	5.95%, 02/13/23 144A	187,000
	50,000	6.25%, 03/01/17 Reg S	51,188
	400,000	6.25%, 03/01/17 144A	409,500
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	224,400
			11,577,562
Norway: 0.4%
	250,000	Eksportfinans ASA 5.50%, 06/26/17	260,825
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	222,898
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	42,903
			526,626
Peru: 0.4%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	177,500
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	77,115
	200,000	Corp. Lindley SA 4.63%, 04/12/23 144A	199,750
			454,365
Portugal: 0.1%
EUR	300,000	Novo Banco SA 4.00%, 01/21/19 Reg S	115,238
Russia: 0.1%
USD	175,000	Ukrlandfarming Plc 10.88%, 03/26/18 144A	77,035
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 † Reg S	294,392
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) * Reg S	6,750
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	186,846
			487,988
South Africa: 0.5%
EUR	200,000	Edcon Pty Ltd. 9.50%, 02/29/16 (c) Reg S	113,074
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	262,280
	265,000	6.75%, 08/06/23 † 144A	229,888
			605,242
South Korea: 0.2%
	200,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	208,795
Spain: 1.1%
		Abengoa Finance SAU
	190,000	8.88%, 11/01/17 Reg S	33,250
EUR	200,000	8.88%, 02/05/18 Reg S	41,280
	100,000	Abengoa SA 8.50%, 03/31/16	22,262
	200,000	Banco de Sabadell SA 2.50%, 12/05/16 Reg S	220,190
	400,000	Bankia SA 3.50%, 01/17/19 Reg S	451,332
	50,000	Bankinter SA 6.38%, 09/11/19 Reg S	61,585
USD	100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	100,375
EUR	200,000	BPE Financiaciones SA 2.50%, 02/01/17	219,233
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	221,340
			1,370,847
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 † Reg S	193,260
	200,000	National Savings Bank 8.88%, 09/18/18 144A	205,250
			398,510
Sweden: 1.0%
		Eileme 2 AB
	100,000	11.63%, 02/01/16 (c) Reg S	105,813
	125,000	11.63%, 02/01/16 (c) 144A	132,266
EUR	25,000	11.75%, 02/01/16 (c) Reg S	28,641
	150,000	Perstorp Holding AB 9.00%, 02/29/16 (c) 144A	159,508
	200,000	Stena AB 6.13%, 02/01/17 Reg S	220,886
	32,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	37,223
	150,000	Unilabs Subholding AB 8.50%, 02/08/16 (c) Reg S	168,617
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	307,245
			1,160,199
Trinidad and Tobago: 0.2%
USD	257,292	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	229,954

Turkey: 1.0%
	200,000	Arcelik AS 5.00%, 04/03/23 144A	181,560
	200,000	Finansbank AS 5.15%, 11/01/17 Reg S	205,356
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	199,758
	225,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 144A	222,244
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	193,300
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 † 144A	263,083
			1,265,301
United Kingdom: 11.7%
	200,000	Afren Plc 6.63%, 12/09/16 (c) (d) * 144A	2,000
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 02/29/16 (c) 144A	78,500
	250,000	10.75%, 10/15/16 (c) 144A	87,500
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22	222,406
	137,000	5.38%, 04/15/20	121,677
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/16 (c) Reg S	152,505
	57,821	Bakkavor Finance 2 Plc 8.25%, 02/29/16 (c) Reg S	83,967
		Barclays Bank Plc
USD	300,000	6.86%, 06/15/32 (c) 144A	345,810
GBP	400,000	14.00%, 06/15/19 (c) Reg S	721,449
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	252,493
USD	200,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	166,000
GBP	150,000	Co-Operative Bank Plc 5.13%, 09/20/17	209,155
	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	227,023
	150,000	Crown Newco 3 Plc 8.88%, 02/16/16 (c) Reg S	218,041
	100,000	Elli Finance UK Plc 8.75%, 02/29/16 (c) Reg S	121,345
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	51,000
GBP	175,000	Enterprise Inns 6.50%, 12/06/18	260,029
EUR	200,000	Ephios Bondco Plc 6.25%, 07/01/18 (c) † Reg S	222,221
GBP	37,714	Gala Group Finance Plc 8.88%, 02/29/16 (c) Reg S	55,577
	255,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	380,256
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	294,945
USD	200,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	198,250
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	135,884
GBP	100,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	164,476
		Jaguar Land Rover Plc
	280,000	5.00%, 02/15/22 144A	395,194
	200,000	8.25%, 03/15/16 (c) Reg S	295,048
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	181,500
EUR	125,000	Kerling Plc 10.63%, 02/29/16 (c) Reg S	135,679
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	142,199
USD	350,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	493,171
		Lynx I Corp.
GBP	126,900	6.00%, 04/15/17 (c) 144A	187,149
	450,000	6.00%, 04/15/17 (c) Reg S	663,651
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	297,147
	100,000	Matalan Finance Plc 6.88%, 05/30/16 (c) 144A	120,927
	100,000	Odeon & UCI Finco Plc 9.00%, 02/08/16 (c) Reg S	147,045
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	217,077
USD	200,000	Oschadbank 9.63%, 03/20/25 (s) 144A	174,000
EUR	200,000	OTE Plc 3.50%, 07/09/20 Reg S	201,949
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	193,290
EUR	100,000	PPC Finance Plc 5.50%, 05/01/16 (c) Reg S	81,911
	167,000	ProSecure Funding LP 4.67%, 06/30/16	182,106
GBP	120,000	R&R Ice Cream Plc 5.50%, 05/15/16 (c) Reg S	174,050
EUR	132,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	142,782
		Royal Bank of Scotland Group Plc
	300,000	3.63%, 03/25/19 (c) Reg S	331,103
	250,000	4.35%, 01/23/17	278,498
	146,000	4.63%, 09/22/16 (c)	158,713
USD	300,000	5.13%, 05/28/24	301,676
	575,000	6.13%, 12/15/22	621,562
EUR	150,000	6.93%, 04/09/18	179,641
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	121,167
EUR	800,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	842,190
		Tesco Plc
GBP	320,000	6.13%, 02/24/22	471,853
USD	100,000	6.15%, 11/15/37 144A	84,752
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	157,288
EUR	200,000	Thomas Cook Finance Plc 7.75%, 06/15/16 (c) Reg S	225,114
USD	350,000	Tullow Oil Plc 6.00%, 11/01/16 (c) † 144A	224,000
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	146,760
USD	445,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	278,704
	220,000	Virgin Media Finance Plc 4.88%, 02/15/22	183,700
GBP	100,000	Voyage Care Bondco Plc 6.50%, 02/29/16 (c) Reg S	140,786
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	178,110
			14,124,001
United States: 5.0%
USD	300,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	311,625
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	205,000
	235,000	Calfrac Holdings LP 7.50%, 02/29/16 (c) 144A	95,194
	160,000	Case New Holland, Inc. 7.88%, 12/01/17	172,080
	70,089	CEDC Finance Corporation International, Inc. 10.00%, 02/29/16 (c)	32,241
		Cemex Finance LLC
	485,000	6.00%, 04/01/19 (c) 144A	415,887
	400,000	9.38%, 10/12/17 (c) 144A	405,880
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	177,240
USD	730,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	788,400
	480,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 02/29/16 (c) 144A	439,800
	200,000	Neptune Finco Corp. 6.63%, 10/15/20 (c) 144A	208,000
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	385,175
	1,330,000	Reynolds Group Issuer, Inc. 5.75%, 02/29/16 (c)	1,334,987
	160,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c)	160,544
	900,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	870,750
			6,002,803
Venezuela: 1.1%
	370,000	C.A. La Electricidad de Caracas 8.50%, 04/10/18 Reg S	115,625
		Petroleos de Venezuela SA
	285,000	5.38%, 04/12/27 Reg S	83,363
	345,000	5.50%, 04/12/37 Reg S	101,430
	400,000	6.00%, 05/16/24 144A	121,000
	306,667	8.50%, 11/02/17 Reg S	127,236
	153,333	8.50%, 11/02/17 144A	63,618
	90,000	9.00%, 11/17/21 Reg S	30,353
	825,000	9.00%, 11/17/21 144A	278,231
	700,000	9.75%, 05/17/35 144A	240,800
	465,000	12.75%, 02/17/22 † 144A	180,188
			1,341,844
Total Corporate Bonds (Cost: $137,115,012)			116,182,886
GOVERNMENT OBLIGATIONS: 0.9%
Azerbaijan: 0.3%
	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	330,304
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	197,250
India: 0.2%
	200,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	201,555
Turkey: 0.2%
	200,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	207,300
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	171,996
Total Government Obligations (Cost: $1,180,327)			1,108,405

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $1,060,591)
	1,060,591	Dreyfus Government Cash Management Fund	1,060,591
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $139,355,930)			118,351,882

	Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.3%
Repurchase Agreements: 5.3%
USD	1,523,109	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $1,523,152; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $1,553,571 including accrued interest)	1,523,109
	242,302	Repurchase agreement dated 1/29/16 with Credit Suisse Securities, LLC, 0.35%, due 2/1/16, proceeds $242,309; (collateralized by various U.S. government and agency obligations, 2.13% to 4.00%, due 5/15/19 to 1/1/46, valued at $247,148 including accrued interest)	242,302
	1,523,109	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $1,523,157; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $1,553,571 including accrued interest)	1,523,109
	76,490	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $76,492; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $78,020 including accrued interest)	76,490
	1,523,109	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $1,523,155; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $1,553,571 including accrued interest)	1,523,109
	1,523,109	Repurchase agreement dated 1/29/16 with RBC Capital Markets LLC, 0.33%, due 2/1/16, proceeds $1,523,151; (collateralized by various U.S. government and agency obligations, 2.20% to 5.00%, due 5/1/26 to 5/20/65, valued at $1,553,571 including accrued interest)	1,523,109
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $6,411,228)			6,411,228
Total Investments: 103.3% (Cost: $145,767,158)			124,763,110
Liabilities in excess of other assets: (3.3)%			(3,972,313)
NET ASSETS: 100.0%			$120,790,797

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,172,436.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $49,569,876, or 41.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	9.2%	$10,911,189
Communications	16.2	19,135,360
Consumer, Cyclical	9.7	11,481,871
Consumer, Non-cyclical	8.2	9,649,778
Diversified	0.6	708,192
Energy	12.1	14,347,820
Financial	28.3	33,494,253
Government	0.9	1,108,405
Industrial	9.3	11,042,681
Technology	0.3	378,554
Utilities	4.3	5,033,188
Money Market Fund	0.9	1,060,591
	100.0%	$118,351,882

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$116,182,886	$—	$116,182,886
Government Obligations*	—	1,108,405	—	1,108,405
Money Market Fund	1,060,591	—	—	1,060,591
Repurchase Agreements	—	6,411,228	—	6,411,228
Total	$1,060,591	$123,702,519	$—	$124,763,110

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.9%
Australia: 6.5%
$825,000	Australia & New Zealand Banking Group Ltd. 0.92%, 05/15/18	$822,414
130,000	BHP Billiton Finance USA Ltd. 0.85%, 09/30/16	129,296
1,020,000	Commonwealth Bank of Australia 0.90%, 03/12/18 144A	1,015,490
	Macquarie Bank Ltd.
125,000	1.25%, 10/27/17 144A	124,410
600,000	1.38%, 03/24/17 144A	598,834
550,000	National Australia Bank Ltd.
	0.88%, 06/30/17 144A	548,408
	Westpac Banking Corp.
500,000	0.78%, 12/01/17	498,188
665,000	0.82%, 05/25/18	660,262
720,000	1.36%, 07/30/18	720,264
		5,117,566
British Virgin Islands: 1.4%
295,000	CNPC General Capital Ltd. 1.26%, 05/14/17 144A	294,658
	Sinopec Group Overseas Development 2014 Ltd.
200,000	1.40%, 04/10/17 144A	199,566
600,000	1.54%, 04/10/19 144A	596,701
		1,090,925
Canada: 6.2%
125,000	Bank of Montreal 1.14%, 07/15/16	125,084
100,000	Bank of Nova Scotia 0.91%, 03/15/16	99,990
150,000	Enbridge, Inc. 0.87%, 06/02/17	143,029
	Royal Bank of Canada
500,000	0.83%, 03/08/16	499,988
1,750,000	0.97%, 03/06/20	1,728,979
	Toronto-Dominion Bank
520,000	0.57%, 05/02/17	518,812
600,000	1.16%, 07/23/18	597,608
1,090,000	1.17%, 04/30/18	1,086,758
100,000	TransCanada PipeLines Ltd. 1.28%, 06/30/16	99,784
		4,900,032
Chile: 0.3%
210,000	Banco Santander Chile 1.52%, 04/11/17 144A	208,950
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 1.55%, 11/13/17	150,759
France: 3.1%
250,000	Banque Federative du Credit Mutuel SA 1.47%, 01/20/17 † 144A	250,740
	BNP Paribas SA
175,000	0.80%, 05/07/17	174,924
145,000	1.09%, 12/12/16	145,074
450,000	BPCE SA 1.56%, 06/17/17	449,214
	Credit Agricole SA
200,000	1.05%, 06/12/17 144A	199,571
500,000	1.42%, 04/15/19 144A	499,079
270,000	Electricite de France SA 1.08%, 01/20/17 144A	270,248
450,000	Total Capital International SA 0.91%, 08/10/18	447,356
		2,436,206
Germany: 0.8%
	Deutsche Bank AG
250,000	0.88%, 05/30/17	248,765
330,000	0.97%, 02/13/17	329,181
100,000	1.04%, 02/13/18	99,623
		677,569
Japan: 3.3%
	Mizuho Bank Ltd.
100,000	1.05%, 04/16/17 144A	99,691
325,000	1.05%, 09/25/17 144A	323,216
360,000	1.24%, 03/26/18 144A	359,023
	Sumitomo Mitsui Banking Corp.
100,000	0.70%, 05/02/17	99,538
335,000	0.94%, 07/11/17	333,166
175,000	1.05%, 01/10/17	174,774
350,000	1.20%, 01/16/18	348,469
225,000	Sumitomo Mitsui Trust Bank Ltd. 1.31%, 09/16/16 144A	224,923
	The Bank of Tokyo-Mitsubishi UFJ Ltd.
175,000	0.86%, 02/26/16 144A	174,994
480,000	1.00%, 03/05/18 144A	476,978
		2,614,772
Luxembourg: 0.7%
575,000	Actavis Funding SCS 1.76%, 03/12/20	575,462

Mexico: 0.2%
150,000	America Movil SAB de CV 1.50%, 09/12/16	150,034

Netherlands: 3.7%
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
270,000	0.95%, 04/28/17	269,807
270,000	1.01%, 03/18/16	269,972
150,000	ING Bank NV 1.40%, 03/07/16 144A	150,032
	Nederlandse Waterschapsbank NV
605,000	0.59%, 02/14/18 144A	605,848
600,000	0.89%, 10/18/16 144A	600,319
	Shell International Finance BV
482,000	0.57%, 11/15/16	481,589
350,000	0.81%, 05/11/20	340,134
200,000	Volkswagen International Finance NV 0.80%, 11/18/16 144A	197,384
		2,915,085
Norway: 1.4%
	Statoil ASA
1,016,000	0.65%, 05/15/18	1,003,497
125,000	0.80%, 11/08/18	123,628
		1,127,125
South Korea: 0.7%
	Export-Import Bank of Korea
50,000	1.37%, 01/14/17	50,093
50,000	1.38%, 09/17/16	50,112
180,000	Hyundai Capital Services, Inc. 1.33%, 03/18/17 144A	179,606
	Kookmin Bank
200,000	1.50%, 01/27/17 144A	200,511
50,000	1.87%, 10/11/16 144A	50,202
		530,524
Spain: 0.3%
270,000	Telefonica Emisiones SAU 1.24%, 06/23/17	268,695
Sweden: 0.7%
250,000	Nordea Bank AB 0.97%, 04/04/17 144A	249,652
300,000	Svenska Handelsbanken AB 1.02%, 03/21/16	300,004
		549,656
Switzerland: 2.5%
650,000	Credit Suisse 0.90%, 05/26/17	648,188
	UBS AG
720,000	1.00%, 08/14/19	715,350
600,000	1.30%, 03/26/18	598,625
		1,962,163
United Kingdom: 2.5%
200,000	Barclays Bank Plc 0.94%, 02/17/17	199,936
720,000	BP Capital Markets Plc 1.23%, 09/26/18	712,645
400,000	HSBC Bank Plc 1.00%, 05/15/18 144A	398,748
450,000	Lloyds Bank Plc 1.04%, 03/16/18	448,302
200,000	Standard Chartered Plc 0.80%, 09/08/17 144A	198,088
		1,957,719
United States: 65.4%
	American Express Credit Corp.
310,000	0.72%, 06/05/17	308,164
1,525,000	1.08%, 03/18/19	1,508,266
250,000	American Honda Finance Corp. 0.80%, 12/11/17	248,780
200,000	Amgen, Inc. 0.76%, 05/22/17	199,356
	Apple, Inc.
215,000	0.38%, 05/03/16	214,987
265,000	0.41%, 05/05/17	264,945
1,100,000	0.58%, 05/03/18	1,097,679
800,000	0.59%, 02/07/20	794,158
750,000	0.64%, 05/06/19	746,509
	AT&T, Inc.
240,000	0.74%, 02/12/16	239,982
525,000	1.53%, 06/30/20	520,667
	Bank of America Corp.
580,000	0.88%, 10/14/16	577,948
150,000	1.48%, 04/01/19	148,278
950,000	1.66%, 03/22/18	951,067
1,350,000	1.66%, 01/15/19	1,347,937
	Berkshire Hathaway Finance Corp.
165,000	0.77%, 01/10/17	164,971
300,000	0.92%, 01/12/18	299,698
	Chevron Corp.
370,000	0.53%, 11/15/17	367,309
450,000	0.59%, 03/02/18	445,953
	Cisco Systems, Inc.
505,000	0.70%, 03/03/17	505,250
128,000	0.82%, 06/15/18	127,874
	Citigroup, Inc.
662,000	0.75%, 06/09/16	660,972
600,000	0.85%, 05/01/17	597,605
1,565,000	1.31%, 04/27/18	1,556,087
440,000	1.58%, 07/25/16	440,847
526,000	2.06%, 05/15/18	535,058
400,000	ConocoPhillips Co. 1.26%, 05/15/22	373,758
	Daimler Finance North America LLC
300,000	0.84%, 03/10/17 144A	298,626
150,000	1.01%, 08/01/16 144A	150,092
	Exxon Mobil Corp.
300,000	0.55%, 03/15/17	299,304
800,000	0.66%, 03/15/19	788,744
	Ford Motor Credit Co. LLC
550,000	1.33%, 03/12/19	533,518
440,000	1.40%, 01/17/17	437,540
560,000	1.56%, 01/09/18	554,221
	General Electric Capital Corp.
932,000	0.71%, 05/05/26	847,818
560,000	1.13%, 01/14/19	561,133
645,000	1.51%, 03/15/23	637,276
300,000	Glencore Funding LLC 1.98%, 01/15/19 144A	227,471
	Goldman Sachs Group, Inc.
874,000	1.04%, 03/22/16	873,640
700,000	1.31%, 12/15/17	698,730
1,250,000	1.46%, 11/15/18	1,249,349
750,000	1.64%, 10/23/19	747,884
800,000	1.78%, 03/23/20 (c)	795,962
1,650,000	1.82%, 04/30/18	1,656,334
931,000	2.01%, 11/29/23	937,094
200,000	HSBC Finance Corp. 0.84%, 06/01/16	199,862
	International Business Machines Corp.
200,000	0.53%, 02/06/18	199,539
680,000	0.73%, 02/12/19	678,225
550,000	0.92%, 11/06/21	548,311
81,000	John Deere Capital Corp. 0.49%, 02/25/16	80,982
200,000	Johnson & Johnson 0.48%, 11/28/16	200,025
	JPMorgan Chase & Co.
250,000	1.17%, 04/25/18	247,738
2,400,000	1.52%, 01/25/18	2,402,270
2,015,000	1.57%, 01/23/20 †	2,004,875
450,000	Medtronic, Inc. 1.31%, 03/15/20	449,627
	Merck & Co., Inc.
600,000	0.72%, 02/10/20	595,966
675,000	0.72%, 05/18/18	675,736
450,000	Metropolitan Life Global Funding I 1.00%, 04/10/17 144A	449,551
	Morgan Stanley
300,000	1.35%, 01/05/18	298,796
300,000	1.36%, 07/23/19	294,968
720,000	1.47%, 01/24/19	716,378
1,050,000	1.76%, 01/27/20	1,041,696
960,000	1.90%, 04/25/18	966,719
680,000	NBCUniversal Enterprise, Inc. 1.31%, 04/15/18 144A	679,426
200,000	Nissan Motor Acceptance Corp. 1.30%, 09/26/16 144A	200,036
	Oracle Corp.
315,000	0.82%, 07/07/17	314,852
350,000	1.13%, 10/08/19	349,824
350,000	1.20%, 01/15/19	350,620
	Pfizer, Inc.
160,000	0.51%, 05/15/17	159,665
375,000	0.81%, 06/15/18	374,243
150,000	Procter & Gamble Co. 0.41%, 11/04/16	150,084
400,000	Roche Holdings, Inc. 0.94%, 09/30/19 144A	395,697
385,000	The Bank of New York Mellon Corp. 0.89%, 08/01/18	385,047
380,000	The Bear Stearns Cos, LLC 0.77%, 11/21/16	379,430
225,000	The Coca-Cola Co. 0.43%, 11/01/16	225,008
100,000	The Kroger Co. 1.15%, 10/17/16	99,988
	Toyota Motor Credit Corp.
850,000	0.87%, 03/12/20	837,320
300,000	0.94%, 01/12/18	298,616
500,000	1.08%, 07/13/18	498,058
450,000	US Bancorp 0.85%, 10/15/18 (c)	446,212
295,000	US Bank NA 0.69%, 08/11/17 (c)	294,532
	Verizon Communications, Inc.
1,450,000	0.88%, 06/09/17	1,445,074
150,000	1.31%, 06/17/19	148,777
500,000	2.25%, 09/14/18	511,272
340,000	Volkswagen Group of America Finance LLC 0.81%, 11/20/17 144A	327,461
850,000	Wachovia Corp. 0.78%, 06/15/17	845,716
450,000	Wells Fargo & Co. 0.72%, 06/02/17	447,879
1,900,000	Wells Fargo Bank 1.25%, 04/23/18	1,897,154
		51,652,096
Total Floating Rate Notes (Cost: $79,517,171)		78,885,338

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $100,553)
100,553	Dreyfus Government Cash Management Fund	100,553

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $79,617,724)		78,985,891

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9%
Repurchase Agreements: 1.9%
$484,377	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $484,391; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $494,065 including accrued interest)	484,377
1,000,000	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $1,000,032; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $1,020,000 including accrued interest)	1,000,000
17,911	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $17,911; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $18,269 including accrued interest)	17,911
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,502,288)		1,502,288
Total Investments: 101.9% (Cost: $81,120,012)		80,488,179
Liabilities in excess of other assets: (1.9)%		(1,471,898)
NET ASSETS: 100.0%		$79,016,281

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $1,464,610.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,024,230, or 15.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.5%	$356,767
Communications	5.8	4,597,051
Consumer, Cyclical	5.8	4,581,652
Consumer, Non-cyclical	5.2	4,100,857
Energy	8.5	6,717,655
Financial	66.7	52,701,459
Technology	7.0	5,559,649
Utilities	0.4	270,248
Money Market Fund	0.1	100,553
	100.0%	$78,985,891

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$78,885,338	$—	$78,885,338
Money Market Fund	100,553	—	—	100,553
Repurchase Agreements	—	1,502,288	—	1,502,288
Total	$100,553	$80,387,626	$—	$80,488,179

* See Schedule of Investments for security type and geographic sector breakouts.

 There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 5.4%
Brazil: 0.9%
BRL	7,841,000	Banco do Brasil SA 9.75%, 07/18/17 Reg S	$1,780,028
	2,969,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	682,356
	9,736,000	Banco Safra SA 10.25%, 08/08/16 Reg S	2,315,587
	18,181,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 5.09%, 04/15/24	4,765,306
			9,543,277
Colombia: 0.9%
COP	14,070,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	4,118,739
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	4,967,578
			9,086,317
Germany: 0.9%
TRY	6,700,000	KFW 10.00%, 03/06/19	2,243,445
		Landwirtschaftliche Rentenbank
ZAR	93,300,000	6.00%, 03/18/19 Reg S	5,500,287
BRL	2,000,000	6.25%, 09/12/16 Reg S	479,855
MXN	12,922,000	8.50%, 02/22/16	711,971
			8,935,558
Mexico: 1.1%
		Petroleos Mexicanos
	110,330,000	7.19%, 09/12/24 Reg S	5,506,550
	109,600,000	7.65%, 11/24/21 Reg S	5,942,142
			11,448,692
Russia: 0.1%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	1,403,210

South Africa: 1.5%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	290,017
	117,000,000	9.25%, 04/20/18	7,423,709
	77,330,000	9.50%, 08/18/27 ^	996,049
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,193,736
	92,800,000	10.80%, 11/06/23	5,785,350
	5,000,000	13.50%, 04/18/28	345,377
			16,034,238
Total Corporate Bonds (Cost: $96,875,387)			56,451,292
GOVERNMENT OBLIGATIONS: 87.7%
Brazil: 6.8%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24 †	558,008
	4,560,000	10.25%, 01/10/28	1,018,741
	2,860,000	12.50%, 01/05/22	724,686
		Letra do Tesouro Nacional
	29,989,000	12.99%, 01/01/18 ^	5,726,877
	48,240,000	13.11%, 07/01/18 ^	8,542,508
	46,800,000	14.17%, 07/01/17 ^	9,604,633
	93,450,000	14.95%, 01/01/19 ^	15,344,046
		Nota do Tesouro Nacional, Series F
	3,100,000	10.00%, 01/01/18	717,299
	5,450,000	10.00%, 01/01/19	1,200,793
	67,806,000	10.00%, 01/01/21	13,891,500
	47,098,000	10.00%, 01/01/23	9,081,537
	27,800,000	10.00%, 01/01/25	5,088,296
			71,498,924
Chile: 2.9%
CLP	21,236,000,000	Chilean Government International Bonds 5.50%, 08/05/20	30,569,914
Colombia: 4.1%
COP	587,000,000	Colombian Government International Bonds 7.75%, 04/14/21	179,888
	16,318,000,000	Colombian TES 7.50%, 08/26/26	4,496,425
	7,821,000,000	Republic of Colombia 9.85%, 06/28/27	2,659,114
		Titulos de Tesoreria
	14,826,700,000	5.00%, 11/21/18	4,251,099
	29,096,700,000	6.00%, 04/28/28	6,836,486
	23,837,200,000	7.00%, 09/11/19	7,093,871
	10,117,200,000	7.00%, 05/04/22	2,868,415
	29,320,800,000	10.00%, 07/24/24	9,642,757
	17,241,700,000	11.00%, 07/24/20	5,834,642
			43,862,697
Hungary: 4.8%
		Hungarian Government Bonds
HUF	679,000,000	3.50%, 06/24/20	2,504,564
	1,463,020,000	4.00%, 04/25/18	5,357,939
	1,159,800,000	5.50%, 12/20/18	4,454,599
	1,051,610,000	5.50%, 06/24/25	4,372,857
	1,739,980,000	6.00%, 11/24/23	7,355,178
	1,926,830,000	6.50%, 06/24/19	7,719,850
	923,580,000	6.75%, 11/24/17	3,509,612
	1,379,530,000	7.00%, 06/24/22	6,025,492
	2,126,700,000	7.50%, 11/12/20	9,180,319
			50,480,410
Indonesia: 6.6%
		Indonesian Treasury Bonds
IDR	15,040,000,000	5.63%, 05/15/23	920,426
	65,316,000,000	6.12%, 05/15/28	3,824,127
	51,833,000,000	6.63%, 05/15/33	3,024,677
	39,762,000,000	7.00%, 05/15/22	2,670,303
	19,021,000,000	7.00%, 05/15/27	1,214,055
	48,943,000,000	8.25%, 07/15/21	3,560,030
	59,054,000,000	8.25%, 06/15/32	4,069,217
	213,213,000,000	8.38%, 03/15/24	15,560,602
	44,722,000,000	8.38%, 09/15/26	3,259,122
	164,529,000,000	8.38%, 03/15/34	11,565,523
	163,092,000,000	9.00%, 03/15/29	12,157,843
	34,711,000,000	9.50%, 07/15/31	2,649,249
	31,642,000,000	10.50%, 08/15/30	2,634,686
	39,489,000,000	11.00%, 09/15/25	3,295,088
			70,404,948
Malaysia: 8.5%
		Malaysian Government Bonds
MYR	8,890,000	3.26%, 03/01/18	2,146,010
	13,450,000	3.31%, 10/31/17	3,274,937
	25,305,000	3.42%, 08/15/22	6,002,115
	34,374,000	3.48%, 03/15/23	8,148,830
	6,130,000	3.49%, 03/31/20	1,480,495
	15,535,000	3.58%, 09/28/18	3,779,996
	7,330,000	3.65%, 10/31/19	1,783,545
	4,322,000	3.73%, 06/15/28	992,558
	17,777,000	3.89%, 07/31/20	4,353,333
	7,700,000	3.89%, 03/15/27	1,811,194
	36,142,000	4.01%, 09/15/17	8,885,452
	15,620,000	4.05%, 09/30/21	3,832,633
	4,510,000	4.13%, 04/15/32	1,058,581
	39,352,000	4.16%, 07/15/21	9,716,847
	3,105,000	4.18%, 07/15/24	759,996
	25,205,000	4.24%, 02/07/18	6,205,101
	28,040,000	4.38%, 11/29/19	6,984,693
	27,485,000	4.39%, 04/15/26	6,811,894
	29,870,000	4.50%, 04/15/30	7,384,871
	18,863,000	5.73%, 07/30/19	4,888,504
			90,301,585
Mexico: 6.9%
		Mexican Government International Bonds
MXN	112,760,000	4.75%, 06/14/18	6,266,347
	499,000	5.00%, 06/15/17	27,992
	104,700,000	6.50%, 06/09/22	6,038,094
	73,390,300	7.50%, 06/03/27	4,444,396
	83,110,000	7.75%, 12/14/17	4,905,259
	160,533,000	7.75%, 05/29/31	9,813,969
	29,530,000	7.75%, 11/23/34	1,800,896
	101,635,000	7.75%, 11/13/42	6,185,040
	91,005,900	8.00%, 06/11/20	5,562,161
	28,000,000	8.00%, 12/07/23	1,746,953
	155,309,700	8.50%, 12/13/18	9,438,947
	44,588,000	8.50%, 05/31/29	2,902,707
	82,863,900	8.50%, 11/18/38	5,433,015
	90,168,000	10.00%, 12/05/24	6,356,088
	26,901,000	10.00%, 11/20/36	2,001,633
			72,923,497
Peru: 2.8%
		Peruvian Government Bonds
PEN	13,905,000	5.20%, 09/12/23	3,544,074
	22,533,000	5.70%, 08/12/24	5,850,633
	14,618,000	6.90%, 08/12/37	3,724,673
	26,591,000	6.95%, 08/12/31	6,994,352
	18,178,000	7.84%, 08/12/20	5,506,462
	13,620,000	8.20%, 08/12/26	4,098,742
	30,000	8.60%, 08/12/17	9,090
			29,728,026
Philippines: 3.0%
		Philippine Government International Bonds
PHP	406,000,000	3.90%, 11/26/22	8,249,724
	358,500,000	4.95%, 01/15/21	7,747,625
	659,500,000	6.25%, 01/14/36	15,386,530
			31,383,879
Poland: 8.3%
		Polish Government Bonds
PLN	16,030,000	1.50%, 04/25/20	3,826,084
	40,975,000	2.50%, 07/25/18	10,260,617
	32,442,000	3.25%, 07/25/19	8,313,664
	38,735,000	3.25%, 07/25/25	9,712,257
	21,464,000	3.75%, 04/25/18	5,517,745
	37,873,000	4.00%, 10/25/23	10,032,395
	19,266,000	4.75%, 04/25/17	4,911,177
	25,960,000	5.25%, 10/25/17	6,771,118
	40,709,000	5.25%, 10/25/20	11,335,560
	25,491,000	5.50%, 10/25/19	7,050,915
	16,923,000	5.75%, 10/25/21	4,878,904
	18,171,000	5.75%, 09/23/22	5,293,894
			87,904,330
Romania: 3.1%
		Romanian Government Bonds
RON	14,885,000	4.75%, 06/24/19 †	3,903,661
	9,205,000	4.75%, 02/24/25	2,420,508
	15,230,000	5.60%, 11/28/18	4,051,597
	14,520,000	5.75%, 04/29/20	3,973,524
	16,860,000	5.85%, 04/26/23	4,712,127
	23,390,000	5.90%, 07/26/17	5,991,188
	13,610,000	5.95%, 06/11/21 †	3,800,103
	14,450,000	6.75%, 06/11/17 †	3,718,726
			32,571,434
Russia: 4.0%
		Russian Federal Bonds
RUB	219,796,000	6.20%, 01/31/18	2,731,624
	145,080,000	6.70%, 05/15/19	1,757,137
	373,490,000	6.80%, 12/11/19	4,486,772
	258,598,000	7.00%, 01/25/23	2,944,598
	370,423,000	7.00%, 08/16/23	4,172,125
	397,440,000	7.05%, 01/19/28	4,257,875
	336,382,000	7.40%, 06/14/17	4,339,886
	377,191,000	7.50%, 03/15/18	4,800,077
	249,699,000	7.50%, 02/27/19	3,109,568
	282,250,000	7.60%, 04/14/21	3,396,698
	220,555,000	7.60%, 07/20/22	2,602,922
	5,000,000	7.85%, 03/10/18 Reg S	63,677
	305,870,000	8.15%, 02/03/27	3,604,703
			42,267,662
South Africa: 4.3%
		South African Government Bonds
ZAR	202,802,000	6.25%, 03/31/36	8,901,732
	127,802,000	6.50%, 02/28/41	5,580,285
	335,905,000	7.00%, 02/28/31	16,839,657
	29,416,000	7.25%, 01/15/20	1,762,240
	143,920,000	8.75%, 02/28/48	8,068,934
	64,157,000	10.50%, 12/21/26	4,391,325
	267	13.50%, 09/15/16	17
			45,544,190
Supranational: 7.9%
TRY	2,225,000	African Development Bank 4.55%, 12/21/17	658,047
		European Bank for Reconstruction & Development
IDR	123,500,000,000	7.38%, 04/15/19	8,577,310
TRY	5,005,000	8.00%, 10/11/18	1,590,676
		European Investment Bank
PLN	21,450,000	4.25%, 10/25/22	5,976,871
IDR	20,100,000,000	5.20%, 03/01/22 Reg S	1,235,767
ZAR	46,640,000	7.50%, 01/30/19 †	2,861,021
	94,500,000	7.50%, 09/10/20 Reg S	5,698,641
	135,470,000	8.13%, 12/21/26	7,933,941
TRY	36,041,000	8.50%, 07/25/19	11,439,649
ZAR	22,890,000	9.00%, 12/21/18 Reg S	1,458,427
BRL	9,570,000	9.65%, 10/22/19 ^	1,609,107
	12,000,000	9.81%, 08/27/21 ^	1,604,359
		Inter-American Development Bank
IDR	30,500,000,000	7.00%, 02/04/19	2,108,209
	38,000,000,000	7.25%, 07/17/17	2,685,931
BRL	26,450,000	10.25%, 05/18/18	6,377,335
		International Bank for Reconstruction & Development
PLN	12,600,000	1.13%, 08/07/17 Reg S	3,095,565
MXN	63,200,000	4.00%, 08/16/18	3,539,221
	61,550,000	7.50%, 03/05/20	3,834,393
BRL	4,065,000	9.50%, 03/02/17	997,048
TRY	13,150,000	9.63%, 07/13/18	4,363,858
RUB	170,000,000	10.30%, 03/05/19	2,391,716
BRL	13,200,000	International Finance Corp.
		10.50%, 04/17/18	3,240,273
			83,277,365
Thailand: 7.4%
		Thailand Government Bonds
THB	100,178,000	2.80%, 10/10/17	2,864,596
	323,614,000	3.25%, 06/16/17	9,287,887
	127,090,000	3.45%, 03/08/19	3,762,348
	85,520,000	3.58%, 12/17/27	2,645,906
	329,946,000	3.63%, 06/16/23	10,143,795
	582,633,000	3.65%, 12/17/21	17,833,877
	221,685,000	3.85%, 12/12/25	7,022,220
	370,865,000	3.88%, 06/13/19	11,168,400
	824,000	4.75%, 12/20/24	27,574
	299,345,000	4.88%, 06/22/29	10,490,818
	108,018,000	5.13%, 03/13/18	3,251,018
			78,498,439
Turkey: 6.3%
		Turkish Government Bonds
TRY	14,605,000	6.30%, 02/14/18	4,564,448
	24,130,000	7.10%, 03/08/23	6,766,754
	26,485,000	7.40%, 02/05/20	8,058,026
	5,900,000	8.00%, 03/12/25	1,705,364
	5,990,000	8.50%, 07/10/19	1,907,450
	16,557,000	8.50%, 09/14/22	5,064,297
	14,105,000	8.80%, 11/14/18	4,570,215
	18,122,000	8.80%, 09/27/23	5,568,700
	9,978,000	9.00%, 03/08/17	3,320,662
	35,200,000	9.00%, 07/24/24	10,959,304
	14,298,000	9.50%, 01/12/22	4,615,842
	11,350,000	10.40%, 03/20/24	3,802,188
	16,662,000	10.50%, 01/15/20	5,650,640
			66,553,890
Total Government Obligations (Cost: $1,156,103,546)			927,771,190
Total Investments Before Collateral for Securities Loaned: 93.1% (Cost: $1,252,978,933)			984,222,482
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4%
Repurchase Agreements: 0.4%
USD	1,012,960	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $1,012,989; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $1,033,219 including accrued interest)	1,012,960
	162,316	Repurchase agreement dated 1/29/16 with Credit Suisse Securities, LLC, 0.35%, due 2/1/16, proceeds $162,321; (collateralized by various U.S. government and agency obligations, 2.13% to 4.00%, due 5/15/19 to 1/1/46, valued at $165,562 including accrued interest)	162,316
	1,012,960	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $1,012,992; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $1,033,219 including accrued interest)	1,012,960
	50,882	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $50,883; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $51,900 including accrued interest)	50,882
	1,012,960	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $1,012,990; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $1,033,219 including accrued interest)	1,012,960
	1,012,960	Repurchase agreement dated 1/29/16 with RBC Capital Markets LLC, 0.33%, due 2/1/16, proceeds $1,012,988; (collateralized by various U.S. government and agency obligations, 2.20% to 5.00%, due 5/1/26 to 5/20/65, valued at $1,033,219 including accrued interest)	1,012,960
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $4,265,038)			4,265,038
Total Investments: 93.5% (Cost: $1,257,243,971)			988,487,520
Other assets less liabilities: 6.5%			69,023,626
NET ASSETS: 100.0%			$1,057,511,146

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $3,932,003.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.5%	$4,765,306
Energy	1.2	11,448,692
Financial	1.9	18,681,107
Government	94.4	928,767,239
Industrial	0.7	7,324,463
Utilities	1.3	13,235,675
	100.0%	$984,222,482

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$56,451,292	$—	$56,451,292
Government Obligations*	—	927,771,190	—	927,771,190
Repurchase Agreements	—	4,265,038	—	4,265,038
Total	$—	$988,487,520	$—	$988,487,520

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.2%
United States: 100.2%
506,554	American Capital Agency Corp.	$8,646,877
153,385	American Capital Mortgage Investment Corp.	1,998,606
1,385,866	Annaly Capital Management, Inc. †	13,165,727
307,027	Anworth Mortgage Asset Corp.	1,307,935
184,813	Apollo Commercial Real Estate Finance, Inc. †	2,938,527
133,149	ARMOUR Residential REIT, Inc. †	2,595,074
169,500	Blackstone Mortgage Trust, Inc.	4,200,210
308,971	Capstead Mortgage Corp. †	2,885,789
349,890	Chimera Investment Corp.	4,335,137
213,976	Colony Financial, Inc.	3,686,806
517,400	CYS Investments, Inc.	3,564,886
130,920	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,350,014
300,606	Hatteras Financial Corp.	3,685,430
329,142	Invesco Mortgage Capital, Inc.	3,725,887
203,413	iStar Financial, Inc. * †	2,123,632
620,536	MFA Financial, Inc.	3,940,404
400,726	New Residential Investment Corp.	4,564,269
400,071	New York Mortgage Trust, Inc.	1,936,344
237,851	PennyMac Mortgage Investment Trust	3,222,881
180,840	Redwood Trust, Inc.	1,947,647
107,252	Resource Capital Corp. †	1,117,566
307,098	Starwood Property Trust, Inc.	5,847,146
574,567	Two Harbors Investment Corp.	4,366,709
Total Real Estate Investment Trusts (Cost: $116,623,579)		88,153,503
MONEY MARKET FUND: 1.1% (Cost: $996,727)
996,727	Dreyfus Government Cash Management Fund	996,727
Total Investments Before Collateral for Securities Loaned: 101.3%
(Cost: $117,620,306)		89,150,230

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
Repurchase Agreements: 3.8%
$1,000,000	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $1,000,028; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $1,000,032; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $1,020,000 including accrued interest)	1,000,000
39,415	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $39,416; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $40,203 including accrued interest)	39,415
264,108	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.31%, due 2/1/16, proceeds $264,115; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 1/1/28 to 1/1/46, valued at $269,391 including accrued interest)	264,108
1,000,000	Repurchase agreement dated 1/29/16 with Mizuho Securities USA, Inc., 0.35%, due 2/1/16, proceeds $1,000,029; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 10/1/19 to 7/1/43, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,303,523)		3,303,523
Total Investments: 105.1% (Cost: $120,923,829)		92,453,753
Liabilities in excess of other assets: (5.1)%		(4,449,341)
NET ASSETS: 100.0%		$88,004,412

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,405,179.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	98.9%	$88,153,503
Money Market Fund	1.1	996,727
	100.0%	$89,150,230

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$88,153,503	$—	$—	$88,153,503
Money Market Fund	996,727	—	—	996,727
Repurchase Agreements	—	3,303,523	—	3,303,523
Total	$89,150,230	$3,303,523	$—	$92,453,753

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 1.3%
118,435	Alcoa, Inc. 5.38%, 10/01/17	$3,120,762
Communications: 18.2%
54,480	Comcast Corp. 5.00%, 12/15/17 (c) †	1,409,398
91,195	Frontier Communications Corp. 11.13%, 06/29/18	8,151,009
	Qwest Corp.
146,859	6.13%, 06/01/18 (c) †	3,634,760
77,693	6.63%, 09/15/20 (c)	1,926,009
94,748	6.88%, 10/01/19 (c)	2,441,656
99,485	7.00%, 04/01/17 (c) †	2,578,651
75,798	7.00%, 07/01/17 (c) †	1,969,990
125,304	7.38%, 06/01/16 (c)	3,211,542
108,960	7.50%, 09/15/16 (c)	2,820,974
56,849	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	1,432,026
94,748	T-Mobile US, Inc. 5.50%, 12/15/17	6,539,507
	United States Cellular Corp.
64,808	6.95%, 05/15/16 (c) †	1,636,402
52,111	7.25%, 12/08/19 (c) †	1,323,619
56,849	7.25%, 12/01/20 (c)	1,423,499
94,748	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	2,512,717
		43,011,759
Consumer, Non-cyclical: 10.6%
118,435	Anthem, Inc. 5.25%, 05/01/18	5,221,799
	CHS, Inc.
93,327	6.75%, 09/30/24 (c) †	2,408,770
79,588	7.10%, 03/31/24 (c)	2,121,816
98,064	7.50%, 01/21/25 (c) †	2,636,941
85,611	7.88%, 09/26/23 (c) †	2,427,072
58,137	8.00%, 07/18/23 (c) †	1,784,225
142,122	Tyson Foods, Inc. 4.75%, 07/15/17	8,533,005
		25,133,628
Energy: 4.9%
151,597	Kinder Morgan, Inc. 9.75%, 10/26/18 †	6,541,411
76,272	NuStar Logistics LP 7.63%, 01/15/18 (c) †	1,546,033
163,440	Southwestern Energy Co. 6.25%, 01/15/18	3,334,176
		11,421,620
Government: 0.6%
51,809	Tennessee Valley Authority 3.55%, 06/01/16 (p) †	1,321,130
Industrial: 2.9%
	Seaspan Corp.
65,376	6.38%, 04/30/19	1,549,411
66,324	9.50%, 02/29/16 (c)	1,638,866
142,122	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	3,652,535
		6,840,812
Real Estate Investment Trusts: 33.5%
65,139	American Tower Corp. 5.50%, 02/15/18	6,432,476
	Annaly Capital Management, Inc.
87,168	7.50%, 09/13/17 (c)	2,034,501
56,849	7.63%, 05/16/17 (c) †	1,349,027
85,984	CBL & Associates Properties, Inc. 7.38%, 02/29/16 (c)	2,089,411
	Colony Capital, Inc.
54,480	7.13%, 04/13/20 (c)	1,073,256
47,753	8.50%, 03/20/17 (c) †	1,153,235
	Digital Realty Trust, Inc.
47,374	5.88%, 04/09/18 (c) †	1,177,718
47,374	6.35%, 08/24/20 (c) †	1,189,561
54,480	7.00%, 09/15/16 (c)	1,397,412
69,166	7.38%, 03/26/19 (c) †	1,851,574
52,111	Equity Commonwealth 7.25%, 05/15/16 (c)	1,329,352
60,923	FelCor Lodging Trust, Inc. 1.95%, 12/31/49	1,485,303
47,374	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,215,143
54,480	Hatteras Financial Corp. 7.63%, 08/27/17 (c) †	1,271,563
54,954	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,426,606
75,798	Kimco Realty Corp. 6.00%, 03/20/17 (c) †	1,951,799
	National Retail Properties, Inc.
54,480	5.70%, 05/30/18 (c)	1,368,538
54,480	6.63%, 02/23/17 (c)	1,420,838
	NorthStar Realty Finance Corp.
66,319	8.25%, 02/29/16 (c)	1,281,946
47,374	8.75%, 05/15/19 (c)	947,006
66,324	PS Business Parks, Inc. 6.00%, 05/14/17 (c)	1,687,946
	Public Storage
94,748	5.20%, 01/16/18 (c) †	2,383,860
93,800	5.38%, 09/20/17 (c)	2,364,698
56,849	5.40%, 01/20/21 (c)	1,439,985
54,480	5.63%, 06/15/17 (c)	1,385,426
87,642	5.75%, 03/13/17 (c)	2,237,500
87,168	5.90%, 01/12/17 (c)	2,230,629
54,480	6.00%, 06/04/19 (c) †	1,446,444
92,379	6.35%, 07/26/16 (c)	2,365,826
54,006	6.38%, 03/17/19 (c)	1,464,103
71,061	6.50%, 04/14/16 (c)	1,803,528
77,456	Realty Income Corp. 6.63%, 02/15/17 (c)	2,038,642
47,374	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,235,988
66,324	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	1,653,457
49,032	Ventas Realty LP 5.45%, 03/07/18 (c)	1,300,329
203,582	VEREIT, Inc. 6.70%, 01/03/19 (c) †	4,926,684
	Vornado Realty Trust
56,849	5.40%, 01/25/18 (c)	1,394,506
56,849	5.70%, 07/18/17 (c)	1,446,807
51,164	6.63%, 02/29/16 (c)	1,319,008
52,111	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	1,385,110
	Welltower, Inc.
54,480	6.50%, 03/07/17 (c)	1,431,734
68,100	6.50%, 12/31/49	3,865,356
65,376	Weyerhaeuser Co. 6.38%, 07/01/16	2,996,182
		79,250,013
Reinsurance: 4.3%
52,111	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	1,348,112
75,798	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c) †	1,983,634
	PartnerRe Ltd.
47,374	5.88%, 03/01/18 (c)	1,267,728
70,824	7.25%, 06/01/16 (c) †	2,082,934
75,798	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	2,167,823
52,111	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c)	1,307,986
		10,158,217
Technology: 0.9%
80,536	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	2,191,385
Utilities: 22.5%
49,032	AES Trust III 6.75%, 02/29/16 (c) †	2,359,420
47,374	BGE Capital Trust II 6.20%, 02/29/16 (c)	1,251,621
	Dominion Resources, Inc.
52,111	6.00%, 07/01/16	2,933,849
52,111	6.13%, 04/01/16	2,916,132
94,748	6.38%, 07/01/17	4,714,660
53,059	DTE Energy Co. 6.50%, 12/01/16 (c)	1,388,023
94,748	Duke Energy Corp. 5.13%, 01/15/18 (c) †	2,436,919
108,960	Exelon Corp. 6.50%, 06/01/17	4,687,459
56,849	FPL Group Capital Trust I 5.88%, 02/29/16 (c) †	1,488,307
	NextEra Energy Capital Holdings, Inc.
85,273	5.00%, 01/15/18 (c) †	2,112,212
94,748	5.13%, 11/15/17 (c) †	2,380,070
66,324	5.63%, 06/15/17 (c) †	1,711,822
75,798	5.70%, 03/01/17 (c)	1,945,735
	NextEra Energy, Inc.
47,374	5.80%, 09/01/16	2,695,581
66,324	6.37%, 09/01/18	3,654,452
85,273	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	2,213,687
90,010	SCE Trust I 5.63%, 06/15/17 (c)	2,337,560
75,798	SCE Trust II 5.10%, 03/15/18 (c)	1,888,886
52,111	SCE Trust III 5.75%, 03/15/24 (c)	1,386,674
61,586	SCE Trust IV 5.38%, 09/15/25 (c)	1,648,041
189,496	Southern Co. 6.25%, 10/15/20 (c) †	5,019,749
		53,170,859
Total Preferred Securities (Cost: $246,728,609)		235,620,185
MONEY MARKET FUND: 0.4% (Cost: $1,033,668)
1,033,668	Dreyfus Government Cash Management Fund	1,033,668

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $247,762,277)		236,653,853

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.1%
Repurchase Agreements: 6.1%
$3,403,164	Repurchase agreement dated 1/29/16 with Citigroup Global Markets, Inc., 0.34%, due 2/1/16, proceeds $3,403,260; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/20/16 to 3/20/62, valued at $3,471,227 including accrued interest)	3,403,164
545,346	Repurchase agreement dated 1/29/16 with Credit Suisse Securities, LLC, 0.35%, due 2/1/16, proceeds $545,362; (collateralized by various U.S. government and agency obligations, 2.13% to 4.00%, due 5/15/19 to 1/1/46, valued at $556,253 including accrued interest)	545,346
3,403,164	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $3,403,272; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $3,471,227 including accrued interest)	3,403,164
170,975	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $170,979; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $174,395 including accrued interest)	170,975
3,403,164	Repurchase agreement dated 1/29/16 with Nomura Securities Int., Inc., 0.36%, due 2/1/16, proceeds $3,403,266; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 2/20/17 to 12/20/65, valued at $3,471,227 including accrued interest)	3,403,164
3,403,164	Repurchase agreement dated 1/29/16 with RBC Capital Markets LLC, 0.33%, due 2/1/16, proceeds $3,403,258; (collateralized by various U.S. government and agency obligations, 2.20% to 5.00%, due 5/1/26 to 5/20/65, valued at $3,471,227 including accrued interest)	3,403,164
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $14,328,977)		14,328,977
Total Investments: 106.2% (Cost: $262,091,254)		250,982,830
Liabilities in excess of other assets: (6.2)%		(14,544,583)
NET ASSETS: 100.0%		$236,438,247

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $14,093,204.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.3%	$3,120,762
Communications	18.2	43,011,759
Consumer, Non-cyclical	10.6	25,133,628
Energy	4.8	11,421,620
Government	0.6	1,321,130
Industrial	2.9	6,840,812
Real Estate Investment Trusts	33.5	79,250,013
Reinsurance	4.3	10,158,217
Technology	0.9	2,191,385
Utilities	22.5	53,170,859
Money Market Fund	0.4	1,033,668
	100.0%	$236,653,853

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$235,620,185	$—	$—	$235,620,185
Money Market Fund	1,033,668	—	—	1,033,668
Repurchase Agreements	—	14,328,977	—	14,328,977
Total	$236,653,853	$14,328,977	$—	$250,982,830

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 93.1%
Basic Materials: 2.1%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c) †	$33,000
34,000	5.90%, 02/01/27	28,050
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	16,235
17,000	Hexion US Finance Corp. 6.63%, 02/29/16 (c)	13,260
		90,545
Communications: 26.0%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	17,659
40,000	Avaya, Inc. 10.50%, 03/01/17 (c) 144A	10,200
27,000	Cablevision Systems Corp. 8.63%, 09/15/17	28,080
	CCO Holdings LLC
27,000	5.75%, 07/15/18 (c) †	27,844
54,000	6.50%, 02/29/16 (c)	56,430
67,000	CenturyLink, Inc. 5.80%, 03/15/22	62,226
27,000	Cequel Communications Holdings I LLC 6.38%, 02/29/16 (c) 144A	26,190
27,000	Clear Channel Communications, Inc. 9.00%, 02/29/16 (c)	18,630
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	25,110
27,000	Crown Castle International Corp. 5.25%, 01/15/23	28,856
100,000	DISH DBS Corp. 5.88%, 07/15/22	94,375
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,080
	Frontier Communications Corp.
34,000	8.25%, 04/15/17	35,742
34,000	8.50%, 04/15/20	33,830
40,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	42,300
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	32,963
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	55,012
50,000	Neptune Finco Corp. 10.88%, 10/15/20 (c) 144A	53,000
34,000	Netflix, Inc. 5.88%, 02/15/25	35,232
34,000	Nielsen Finance LLC 4.50%, 10/01/16 (c)	34,616
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	26,561
	Sprint Corp.
67,000	7.88%, 09/15/23	48,072
67,000	8.38%, 08/15/17	65,157
47,000	9.13%, 03/01/17	47,000
	T-Mobile USA, Inc.
50,000	6.25%, 04/01/17 (c)	51,125
67,000	6.63%, 04/01/18 (c)	68,842
27,000	Univision Communications, Inc. 8.50%, 02/29/16 (c) 144A	26,899
27,000	Windstream Corp. 7.88%, 11/01/17	28,350
		1,108,381
Consumer, Cyclical: 9.6%
27,000	Caesars Entertainment Operating Co., Inc. 11.25% 02/29/16 (c) (d) *	19,676
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c) 144A	35,997
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	39,300
40,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	41,800
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	30,975
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	30,173
50,000	MGM Resorts International 6.63%, 12/15/21	51,625
17,000	Rite Aid Corp. 6.75%, 06/15/16 (c)	18,020
50,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	47,250
27,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	28,451
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	29,028
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	37,650
		409,945
Consumer, Non-cyclical: 16.7%
47,000	ADT Corp. 3.50%, 07/15/22 †	42,652
40,000	CHS 6.88%, 02/01/18 (c)	36,400
40,000	Community Health Systems, Inc. 8.00%, 02/29/16 (c)	39,900
34,000	Constellation Brands, Inc. 4.25%, 05/01/23	34,893
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	49,312
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	29,329
110,000	HCA, Inc. 6.50%, 02/15/20	121,550
14,000	JBS USA LLC 8.25%, 02/29/16 (c) 144A	13,370
40,000	Kinetic Concepts, Inc. 10.50%, 02/29/16 (c)	39,000
17,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	17,826
74,000	Reynolds Group Issuer, Inc. 5.75%, 02/29/16 (c)	74,277
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c) 144A	35,020
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	67,837
27,000	The Hertz Corp. 7.38%, 02/29/16 (c)	27,473
54,000	United Rentals North America, Inc. 7.63%, 04/15/17 (c)	55,822
27,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	26,055
		710,716
Energy: 9.3%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	33,900
27,000	California Resources Corp. 6.00%, 08/15/24 (c) †	5,198
24,000	Chesapeake Energy Corp. 8.00%, 12/15/18 (c) 144A	10,380
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	31,008
20,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	13,025
34,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	12,070
20,000	Energy Transfer Equity LP 7.50%, 10/15/20 †	17,700
30,000	Energy XXI Gulf Coast, Inc. 11.00%, 09/15/17 (c) 144A	7,238
40,000	EP Energy LLC 9.38%, 05/01/16 (c)	17,200
34,000	Halcon Resources Corp. 8.88%, 11/15/16 (c)	5,100
41,000	Linn Energy LLC 8.63%, 02/29/16 (c) †	6,355
47,000	MPLX LP 4.50%, 04/15/23 (c) 144A	36,860
20,000	Newfield Exploration Co. 5.63%, 07/01/24	16,850
17,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	16,065
18,000	Noble Energy, Inc. 5.63%, 05/01/17 (c)	18,020
27,000	Peabody Energy Corp. 6.00%, 11/15/18	2,430
34,000	QEP Resources, Inc. 6.88%, 03/01/21	26,010
20,000	Range Resources Corp. 5.00%, 02/15/17 (c) †	15,700
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	10,710
51,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	46,920
14,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c) (d)	79
40,000	Tesoro Logistics LP 6.13%, 10/15/16 (c)	36,400
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	11,124
		396,342
Financial: 16.1%
94,000	Ally Financial, Inc. 8.00%, 11/01/31	106,102
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	31,833
77,000	8.00%, 01/30/18 (c)	77,842
	CIT Group, Inc.
44,000	4.25%, 08/15/17	44,550
51,000	5.50%, 02/15/19 144A	52,785
50,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	48,562
34,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	9,180
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	39,100
34,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	32,042
51,000	International Lease Finance Corp. 8.75%, 03/15/17	53,734
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	39,625
54,000	Navient Corp. 5.88%, 03/25/21	46,912
	SLM Corp.
34,000	5.50%, 01/25/23	27,753
34,000	8.45%, 06/15/18	35,275
40,000	Vereit Operating Partnership LP 3.00%, 01/06/19 (c)	38,000
		683,295
Industrial: 4.9%
27,000	Ball Corp. 5.00%, 03/15/22	28,080
30,000	Building Materials Corp. of America 5.38%, 11/15/19 (c) 144A	29,700
27,000	Case New Holland, Inc. 7.88%, 12/01/17	29,039
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	34,500
34,000	Crown Americas LLC 6.25%, 02/29/16 (c)	35,190
27,000	TransDigm, Inc. 5.50%, 02/29/16 (c)	26,460
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) 144A	26,963
		209,932
Technology: 3.1%
27,000	Activision Blizzard, Inc. 5.63%, 09/15/16 (c) 144A	28,418
30,000	Audatex North America, Inc. 6.00%, 06/15/17 (c) 144A	30,338
17,000	BMC Software Finance, Inc. 8.13%, 07/15/16 (c) 144A	10,476
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	26,945
34,000	NCR Corp. 6.38%, 12/15/18 (c)	33,766
		129,943
Utilities: 5.3%
34,000	AES Corp. 7.38%, 06/01/21 (c)	35,190
	Calpine Corp.
34,000	5.75%, 10/15/19 (c)	30,685
17,000	6.00%, 11/01/16 (c) 144A	17,744
34,000	Dynegy, Inc. 6.75%, 05/01/17 (c)	32,980
17,000	FirstEnergy Corp. 7.38%, 11/15/31	21,054
40,000	GenOn Energy, Inc. 9.88%, 02/29/16 (c)	27,400
27,000	NRG Energy, Inc. 7.63%, 01/15/18	27,405
40,000	Talen Energy Supply LLC 4.63%, 07/15/16 (c) 144A	30,800
		223,258
Total Corporate Bonds (Cost: $4,504,813)		3,962,357

Number of Shares
MONEY MARKET FUND: 4.9% (Cost: $209,939)
209,939	Dreyfus Government Cash Management Fund	209,939

Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $4,714,752)		4,172,296

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2%
Repurchase Agreements: 3.2%
$135,942	Repurchase agreement dated 1/29/16 with Daiwa Capital Markets America, Inc., 0.38%, due 2/1/16, proceeds $135,946; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 3/23/16 to 2/1/49, valued at $138,661 including accrued interest)	135,942
1,635	Repurchase agreement dated 1/29/16 with HSBC Securities USA, Inc., 0.30%, due 2/1/16, proceeds $1,635; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 2/22/16 to 7/15/37, valued at $1,668 including accrued interest)	1,635
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $137,577)		137,577
Total Investments: 101.2% (Cost: $4,852,329)		4,309,873
Liabilities in excess of other assets: (1.2)%		(51,073)
NET ASSETS: 100.0%		$4,258,800

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $134,011.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $757,352, or 17.8% of net assets.

At January 31, 2016, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	39	March 2016	$(77,390)

(s)	Cash in the amount of $308,861 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.2%	$90,545
Communications	26.6	1,108,381
Consumer, Cyclical	9.8	409,945
Consumer, Non-cyclical	17.0	710,716
Energy	9.5	396,342
Financial	16.4	683,295
Industrial	5.0	209,932
Technology	3.1	129,943
Utilities	5.4	223,258
Money Market Fund	5.0	209,939
	100.0%	$4,172,296

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,962,357	$—	$3,962,357
Money Market Fund	209,939	—	—	209,939
Repurchase Agreements	—	137,577	—	137,577
Total	$209,939	$4,099,934	$—	$4,309,873

Other Financial Instruments:
Futures Contracts	$(77,390)	$—	$—	$(77,390)

** See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels for the period ended January 31, 2016.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2016 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income ETF	$102,771,922	$—	$(18,451,064)	$(18,451,064)
ChinaAMC China Bond ETF	15,461,378	39,100	(361,597)	(322,497)
Emerging Markets Aggregate Bond ETF	16,414,758	196,502	(2,468,964)	(2,272,462)
Emerging Markets High Yield Bond ETF	297,485,950	2,136,340	(36,141,208)	(34,004,868)
Fallen Angel High Yield Bond ETF	97,034,719	343,031	(5,707,990)	(5,364,959)
International High Yield Bond ETF	145,810,520	852,310	(21,899,720)	(21,047,410)
Investment Grade Floating Rate ETF	81,120,012	9,493	(641,326)	(631,833)
J.P. Morgan EM Local Currency Bond ETF	1,266,048,176	120,933	(277,681,589)	(277,560,656)
Mortgage REIT Income ETF	125,032,837	—	(32,579,084)	(32,579,084)
Preferred Securities ex Financials ETF	261,309,228	4,943,861	(15,270,259)	(10,326,398)
Treasury-Hedged High Yield Bond ETF	4,852,329	27,343	(569,799)	(542,456)

Securities Lending–Each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 31, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2016